UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3614

                            ROCHESTER FUND MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Highways/Railways                                                          12.0%
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                10.7
--------------------------------------------------------------------------------
General Obligation                                                         10.7
--------------------------------------------------------------------------------
Hospital/Health Care                                                        9.9
--------------------------------------------------------------------------------
Electric Utilities                                                          8.3
--------------------------------------------------------------------------------
Airlines                                                                    7.4
--------------------------------------------------------------------------------
Water Utilities                                                             5.8
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.7
--------------------------------------------------------------------------------
Adult Living Facilities                                                     3.8
--------------------------------------------------------------------------------
Multifamily Housing                                                         3.8

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      AAA                   13.5%
      AA                    23.9
      A                      8.9
      BBB                   28.8
      BB                     4.0
      B                      5.1
      CCC                    1.7
      Not Rated             14.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are dollar-weighted based on the total market value of investments. As of that date, no securities held by the Fund were rated lower than CCC. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                         13 | ROCHESTER FUND MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER FUND MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/15/86. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/17/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         14 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         15 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING       ENDING         EXPENSES
                                 ACCOUNT         ACCOUNT        PAID DURING
                                 VALUE           VALUE          6 MONTHS ENDED
                                 (1/1/06)        (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00       $1,020.40      $3.66
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,021.17       3.66
--------------------------------------------------------------------------------
Class B Actual                    1,000.00        1,016.50       8.08
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,016.81       8.08
--------------------------------------------------------------------------------
Class C Actual                    1,000.00        1,016.50       7.98
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,016.91       7.98
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00        1,020.90       3.11
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00        1,021.72       3.11

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A             0.73%
---------------------------
Class B             1.61
---------------------------
Class C             1.59
---------------------------
Class Y             0.62


                         16 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.9%
------------------------------------------------------------------------------------------------------------------------------
NEW YORK--85.5%
$      125,000   Albany County Airport Authority                                 5.500%       12/15/2019      $        129,599
------------------------------------------------------------------------------------------------------------------------------
     1,035,000   Albany County IDA (Albany College of Pharmacy)                  5.375        12/01/2024             1,060,285
------------------------------------------------------------------------------------------------------------------------------
     1,700,000   Albany County IDA (Albany College of Pharmacy)                  5.625        12/01/2034             1,758,038
------------------------------------------------------------------------------------------------------------------------------
       605,000   Albany County IDA (Wildwood Programs)                           4.900        07/01/2021               595,405
------------------------------------------------------------------------------------------------------------------------------
       885,000   Albany Hsg. Authority (Lark Drive)                              5.500        12/01/2028               903,408
------------------------------------------------------------------------------------------------------------------------------
     1,420,000   Albany IDA (Albany Medical Center)                              6.000        05/01/2019             1,450,871
------------------------------------------------------------------------------------------------------------------------------
     2,460,000   Albany IDA (Albany Medical Center)                              6.000        05/01/2029             2,498,573
------------------------------------------------------------------------------------------------------------------------------
       400,000   Albany IDA (Albany Municipal Golf Course Clubhouse)             7.500        05/01/2012               405,052
------------------------------------------------------------------------------------------------------------------------------
       870,000   Albany IDA (Albany Rehab.)                                      8.375        06/01/2023               904,295
------------------------------------------------------------------------------------------------------------------------------
     4,005,000   Albany IDA (Charitable Leadership)                              5.750        07/01/2026             4,098,717
------------------------------------------------------------------------------------------------------------------------------
     3,730,000   Albany IDA (Daughters of Sarah Nursing Home)                    5.375        10/20/2030             3,916,276
------------------------------------------------------------------------------------------------------------------------------
     2,485,000   Albany IDA (Hampton Plaza)                                      6.250        03/15/2018             2,518,771
------------------------------------------------------------------------------------------------------------------------------
       900,000   Albany IDA (New Covenant Charter School)                        7.000        05/01/2025               863,163
------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Albany IDA (Sage Colleges)                                      5.250        04/01/2019             1,293,211
------------------------------------------------------------------------------------------------------------------------------
     1,760,000   Albany IDA (Sage Colleges)                                      5.300        04/01/2029             1,766,811
------------------------------------------------------------------------------------------------------------------------------
     2,510,000   Albany Parking Authority                                        5.625        07/15/2020             2,635,550
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Albany Parking Authority                                        5.625        07/15/2025             2,092,540
------------------------------------------------------------------------------------------------------------------------------
     1,770,000   Albany Parking Authority 1                                      7.050 2      11/01/2017               969,624
------------------------------------------------------------------------------------------------------------------------------
     5,700,000   Allegany County IDA (Houghton College)                          5.250        01/15/2024             5,757,570
------------------------------------------------------------------------------------------------------------------------------
       920,000   Amherst IDA (Asbury Pointe)                                     5.800        02/01/2015               920,294
------------------------------------------------------------------------------------------------------------------------------
        10,000   Amherst IDA (Asbury Pointe)                                     6.000        02/01/2023                10,002
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Amherst IDA (Asbury Pointe)                                     6.000        02/01/2029             3,024,270
------------------------------------------------------------------------------------------------------------------------------
     2,880,000   Amherst IDA (Daemen College)                                    6.000        10/01/2021             3,173,213
------------------------------------------------------------------------------------------------------------------------------
    10,055,000   Amherst IDA (Daemen College)                                    6.125        10/01/2031            11,137,421
------------------------------------------------------------------------------------------------------------------------------
        25,000   Amherst IDA (UBF Faculty-Student Hsg. Corp.)                    5.250        08/01/2031                26,262
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Appleridge Retirement Community                                 5.750        09/01/2041             3,189,960
------------------------------------------------------------------------------------------------------------------------------
       650,000   Babylon IDA (WWH Ambulance)                                     7.375        09/15/2008               651,534
------------------------------------------------------------------------------------------------------------------------------
        40,000   Bethany Retirement Home                                         7.450        02/01/2024                40,122
------------------------------------------------------------------------------------------------------------------------------
       810,000   Bethlehem Water System                                          5.250        03/01/2018               847,649
------------------------------------------------------------------------------------------------------------------------------
       855,000   Bethlehem Water System                                          5.375        03/01/2019               899,845
------------------------------------------------------------------------------------------------------------------------------
       905,000   Bethlehem Water System                                          5.375        03/01/2020               951,273
------------------------------------------------------------------------------------------------------------------------------
       955,000   Bethlehem Water System                                          5.500        03/01/2021             1,014,076
------------------------------------------------------------------------------------------------------------------------------
       505,000   Bethlehem Water System                                          5.500        03/01/2022               535,901
------------------------------------------------------------------------------------------------------------------------------
     1,065,000   Blauvelt Volunteer Fire Company                                 6.250        10/15/2017             1,083,041
------------------------------------------------------------------------------------------------------------------------------
       900,000   Bleeker Terrace HDC                                             8.750        07/01/2007               911,655
------------------------------------------------------------------------------------------------------------------------------
       580,000   Brookhaven IDA (Brookhaven Memorial Hospital)                   8.250        11/15/2030               628,517
------------------------------------------------------------------------------------------------------------------------------
     6,445,000   Brookhaven IDA (Dowling College)                                6.750        03/01/2023             6,448,094
------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Brookhaven IDA (St. Joseph's College)                           6.000        12/01/2020             1,282,575
------------------------------------------------------------------------------------------------------------------------------
     2,425,000   Brookhaven IDA (Stony Brook Foundation)                         6.500        11/01/2020             2,499,448
------------------------------------------------------------------------------------------------------------------------------
        65,000   Broome County IDA (University Plaza)                            5.000        08/01/2025                65,079


                         17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    3,030,000   Broome County IDA (University Plaza)                            5.000%       08/01/2036      $      3,013,517
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Broome County IDA (University Plaza)                            5.100        08/01/2030             1,004,100
------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Broome County IDA (University Plaza)                            5.100        08/01/2036             1,257,263
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Broome County IDA (University Plaza)                            5.200        08/01/2030             3,036,780
------------------------------------------------------------------------------------------------------------------------------
     4,450,000   Broome County IDA (University Plaza)                            5.200        08/01/2036             4,478,080
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)               5.750        11/01/2030             2,996,220
------------------------------------------------------------------------------------------------------------------------------
       915,000   Canton Human Services Initiatives                               5.700        09/01/2024               958,737
------------------------------------------------------------------------------------------------------------------------------
     1,155,000   Canton Human Services Initiatives                               5.750        09/01/2032             1,206,917
------------------------------------------------------------------------------------------------------------------------------
       600,000   Capital District Youth Center                                   6.000        02/01/2017               616,686
------------------------------------------------------------------------------------------------------------------------------
       500,000   Carnegie Redevel. Corp. 1                                       7.000        09/01/2021               501,635
------------------------------------------------------------------------------------------------------------------------------
     4,295,000   Cattaraugus County IDA (Olean General Hospital)                 5.250        08/01/2023             4,376,133
------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Cattaraugus County IDA (St. Bonaventure University)             5.450        09/15/2019             1,497,816
------------------------------------------------------------------------------------------------------------------------------
     2,900,000   Chautauqua County IDA
                 (Jamestown Community College)                                   5.250        08/01/2028             2,950,460
------------------------------------------------------------------------------------------------------------------------------
       640,000   Chautauqua County IDA (Jamestown Devel. Corp.)                  7.125        11/01/2008               656,666
------------------------------------------------------------------------------------------------------------------------------
     3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)                  7.125        11/01/2018             3,518,306
------------------------------------------------------------------------------------------------------------------------------
     1,900,000   Chautauqua County IDA
                 (Woman's Christian Assoc. of Jamestown)                         6.400        11/15/2029             1,971,440
------------------------------------------------------------------------------------------------------------------------------
        95,000   Chautauqua Utility District                                     5.000        06/01/2023                96,071
------------------------------------------------------------------------------------------------------------------------------
       105,000   Chautauqua Utility District                                     5.000        06/01/2025               105,444
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Chemung County IDA (Arnot Ogden Medical Center)                 5.000        11/01/2029             2,513,100
------------------------------------------------------------------------------------------------------------------------------
       915,000   Chemung County IDA (Arnot Ogden Medical Center)                 5.000        11/01/2029               919,795
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Chemung County IDA (Arnot Ogden Medical Center)                 5.000        11/01/2034             1,000,420
------------------------------------------------------------------------------------------------------------------------------
     1,455,000   Chemung County IDA (Arnot Ogden Medical Center)                 5.000        11/01/2034             1,455,611
------------------------------------------------------------------------------------------------------------------------------
     1,225,000   Chemung County IDA (Hathorn Redevel. Company)                   4.850        07/01/2023             1,222,611
------------------------------------------------------------------------------------------------------------------------------
     1,515,000   Chemung County IDA (Hathorn Redevel. Company)                   5.000        07/01/2033             1,519,454
------------------------------------------------------------------------------------------------------------------------------
     6,160,000   Chemung County IDA (St. Joseph's Hospital)                      6.000        01/01/2013             5,976,555
------------------------------------------------------------------------------------------------------------------------------
     6,395,000   Chemung County IDA (St. Joseph's Hospital)                      6.350        01/01/2013             6,320,179
------------------------------------------------------------------------------------------------------------------------------
     4,910,000   Chemung County IDA (St. Joseph's Hospital)                      6.500        01/01/2019             4,831,784
------------------------------------------------------------------------------------------------------------------------------
     1,700,000   Clifton Springs Hospital & Clinic                               7.650        01/01/2012             1,745,305
------------------------------------------------------------------------------------------------------------------------------
     2,905,000   Clifton Springs Hospital & Clinic                               8.000        01/01/2020             2,908,835
------------------------------------------------------------------------------------------------------------------------------
        35,000   Cohoes GO                                                       6.200        03/15/2012                35,931
------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                       6.200        03/15/2013                25,626
------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                       6.250        03/15/2014                25,618
------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                       6.250        03/15/2015                25,580
------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                       6.250        03/15/2016                25,548
------------------------------------------------------------------------------------------------------------------------------
     1,725,000   Columbia County IDA (Berkshire Farms)                           7.500        12/15/2014             1,751,513
------------------------------------------------------------------------------------------------------------------------------
     3,300,000   Corinth IDA (International Paper Company)                       5.750        02/01/2022             3,423,222
------------------------------------------------------------------------------------------------------------------------------
        30,000   Corinth IDA (International Paper Company)                       5.850        12/01/2020                30,881
------------------------------------------------------------------------------------------------------------------------------
     5,370,000   Cortland County IDA (Cortland Memorial Hospital)                5.250        07/01/2032             5,507,472
------------------------------------------------------------------------------------------------------------------------------
       155,000   Dutchess County IDA
                 (Astor Learning Center Civic Facility)                          5.150        11/01/2024               158,680


                         18 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      120,000   Dutchess County IDA (Bard College)                              5.750%       08/01/2030      $        127,391
------------------------------------------------------------------------------------------------------------------------------
     3,500,000   Dutchess County IDA (Bard College)                              7.000        11/01/2017             3,508,820
------------------------------------------------------------------------------------------------------------------------------
       900,000   Dutchess County IDA (St. Francis Hospital)                      7.500        03/01/2029               975,105
------------------------------------------------------------------------------------------------------------------------------
     2,310,000   Dutchess County IDA (Vassar Brothers Hospital)                  6.500        04/01/2020             2,447,422
------------------------------------------------------------------------------------------------------------------------------
     5,635,000   Dutchess County IDA (Vassar Brothers Hospital)                  6.500        04/01/2030             5,951,405
------------------------------------------------------------------------------------------------------------------------------
        25,000   Dutchess County IDA (Vassar College)                            5.350        09/01/2040                25,948
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Dutchess County Water & Wastewater Authority                    5.400 2      06/01/2027               363,240
------------------------------------------------------------------------------------------------------------------------------
     3,315,000   East Rochester Hsg. Authority (Episcopal Senior Hsg.)           7.750        10/01/2032             3,490,496
------------------------------------------------------------------------------------------------------------------------------
     1,355,000   East Rochester Hsg. Authority (Gates Senior Hsg.)               6.125        04/20/2043             1,475,338
------------------------------------------------------------------------------------------------------------------------------
     1,400,000   East Rochester Hsg. Authority
                 (Genesee Valley Nursing Home)                                   5.200        12/20/2024             1,452,290
------------------------------------------------------------------------------------------------------------------------------
     2,570,000   East Rochester Hsg. Authority (Jefferson Park Apartments)       6.750        03/01/2030             2,659,333
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   East Rochester Hsg. Authority (Linden Knoll)                    5.350        02/01/2038             2,011,680
------------------------------------------------------------------------------------------------------------------------------
     4,095,000   East Rochester Hsg. Authority (St. John's Meadows)              5.950        08/01/2027             4,220,389
------------------------------------------------------------------------------------------------------------------------------
       365,000   Erie County IDA (Air Cargo)                                     8.250        10/01/2007               366,507
------------------------------------------------------------------------------------------------------------------------------
     2,380,000   Erie County IDA (Air Cargo)                                     8.500        10/01/2015             2,396,636
------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Erie County IDA (Charter School Applied Tech)                   6.750        06/01/2025             3,865,240
------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Erie County IDA (Charter School Applied Tech)                   6.875        06/01/2035             6,720,210
------------------------------------------------------------------------------------------------------------------------------
     1,960,000   Erie County IDA (DePaul Properties)                             5.750        09/01/2028             1,617,941
------------------------------------------------------------------------------------------------------------------------------
     2,915,000   Erie County IDA (DePaul Properties)                             6.500        09/01/2018             2,736,485
------------------------------------------------------------------------------------------------------------------------------
    35,000,000   Erie County IDA (Great Lakes)                                   7.500        12/01/2025            33,164,250
------------------------------------------------------------------------------------------------------------------------------
    11,310,000   Erie County IDA (Medaille College)                              7.625        04/01/2035            12,791,158
------------------------------------------------------------------------------------------------------------------------------
     3,515,000   Erie County IDA (Medaille College)                              8.250        11/01/2026             3,952,512
------------------------------------------------------------------------------------------------------------------------------
     2,250,000   Erie County IDA (Orchard Park)                                  6.000        11/15/2036             2,316,353
------------------------------------------------------------------------------------------------------------------------------
        75,000   Erie County IDA (The Episcopal Church Home)                     5.875        02/01/2018                77,087
------------------------------------------------------------------------------------------------------------------------------
     9,600,000   Erie County IDA (The Episcopal Church Home)                     6.000        02/01/2028             9,857,280
------------------------------------------------------------------------------------------------------------------------------
     3,170,000   Erie County Sewer District                                      5.000        06/01/2029             3,252,515
------------------------------------------------------------------------------------------------------------------------------
     2,630,000   Erie County Sewer District                                      5.000        12/01/2030             2,696,434
------------------------------------------------------------------------------------------------------------------------------
     1,360,000   Erie County Sewer District                                      5.000        12/01/2035             1,388,111
------------------------------------------------------------------------------------------------------------------------------
     2,700,000   Erie County Tobacco Asset Securitization Corp.                  5.000        06/01/2045             2,586,276
------------------------------------------------------------------------------------------------------------------------------
    72,000,000   Erie County Tobacco Asset Securitization Corp. 3                5.990 2      06/01/2047             5,654,880
------------------------------------------------------------------------------------------------------------------------------
   135,000,000   Erie County Tobacco Asset Securitization Corp. 3                6.490 2      06/01/2050             7,646,400
------------------------------------------------------------------------------------------------------------------------------
   150,000,000   Erie County Tobacco Asset Securitization Corp.                  6.750 2      06/01/2055             5,071,500
------------------------------------------------------------------------------------------------------------------------------
 1,024,000,000   Erie County Tobacco Asset Securitization Corp. 3                7.650 2      06/01/2060            18,411,520
------------------------------------------------------------------------------------------------------------------------------
     3,340,000   Erie County Tobacco Asset Securitization Corp. RITES            5.419 4      06/01/2038             3,097,483
------------------------------------------------------------------------------------------------------------------------------
     9,305,000   Erie County Tobacco Asset Securitization Corp. RITES            5.419 4      06/01/2038             8,629,364
------------------------------------------------------------------------------------------------------------------------------
    21,250,000   Erie County Tobacco Asset Securitization Corp. RITES 3          5.419 4      06/01/2045            19,459,900
------------------------------------------------------------------------------------------------------------------------------
    14,940,000   Erie County Tobacco Asset Securitization Corp. RITES            5.419 4      06/01/2045            13,681,454
------------------------------------------------------------------------------------------------------------------------------
    28,610,000   Erie County, NY Tobacco Asset Securitization Corp.              5.000        06/01/2038            27,571,171
------------------------------------------------------------------------------------------------------------------------------
     2,300,000   Essex County IDA (International Paper Company)                  6.450        11/15/2023             2,431,307
------------------------------------------------------------------------------------------------------------------------------
        45,000   Essex County IDA (Moses Ludington Nursing Home)                 6.200        02/01/2030                48,335


                         19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    5,000,000   Essex County IDA (Moses Ludington Nursing Home)                 6.375%       02/01/2050      $      5,377,350
------------------------------------------------------------------------------------------------------------------------------
       115,000   Essex County IDA (Moses Ludington Nursing Home)                 9.000        02/01/2008               117,060
------------------------------------------------------------------------------------------------------------------------------
       975,000   Essex County IDA
                 (North Country Community College Foundation)                    5.000        06/01/2020               948,753
------------------------------------------------------------------------------------------------------------------------------
       320,000   Essex County IDA
                 (North Country Community College Foundation)                    5.000        06/01/2020               311,386
------------------------------------------------------------------------------------------------------------------------------
     1,235,000   Essex County IDA
                 (North Country Community College Foundation)                    5.200        06/01/2025             1,214,660
------------------------------------------------------------------------------------------------------------------------------
       410,000   Essex County IDA
                 (North Country Community College Foundation)                    5.200        06/01/2025               403,247
------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Essex County IDA
                 (North Country Community College Foundation)                    5.300        06/01/2035             1,076,845
------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                   5.200        12/01/2023             3,729,038
------------------------------------------------------------------------------------------------------------------------------
     4,440,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                   5.200        03/01/2028             4,362,078
------------------------------------------------------------------------------------------------------------------------------
     1,850,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                   5.500        08/15/2022             1,874,346
------------------------------------------------------------------------------------------------------------------------------
     1,625,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                   5.500        10/01/2026             1,658,849
------------------------------------------------------------------------------------------------------------------------------
     5,680,000   Franklin County IDA (Adirondack Medical Center)                 5.500        12/01/2029             5,899,078
------------------------------------------------------------------------------------------------------------------------------
       900,000   Franklin County IDA
                 (North Country Community College Foundation)                    5.200        06/01/2025               885,177
------------------------------------------------------------------------------------------------------------------------------
       260,000   Glen Cove IDA (SLCD)                                            6.875        07/01/2008               261,045
------------------------------------------------------------------------------------------------------------------------------
     3,775,000   Glen Cove IDA (SLCD)                                            7.375        07/01/2023             3,911,013
------------------------------------------------------------------------------------------------------------------------------
     1,315,000   Green Island Power Authority                                    5.125        12/15/2024             1,310,148
------------------------------------------------------------------------------------------------------------------------------
     2,795,000   Green Island Power Authority                                    6.000        12/15/2020             2,957,222
------------------------------------------------------------------------------------------------------------------------------
     1,695,000   Green Island Power Authority                                    6.000        12/15/2025             1,785,615
------------------------------------------------------------------------------------------------------------------------------
       840,000   Hempstead GO                                                    5.000        07/01/2020               843,570
------------------------------------------------------------------------------------------------------------------------------
     1,025,000   Hempstead GO                                                    5.000        07/01/2021             1,027,675
------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Hempstead GO                                                    5.000        07/01/2022             1,271,664
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Hempstead IDA (Adelphi University)                              5.500        06/01/2032             2,622,600
------------------------------------------------------------------------------------------------------------------------------
       310,000   Hempstead IDA (Dentaco Corp.)                                   7.250        11/01/2012               329,583
------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Hempstead IDA (Dentaco Corp.)                                   8.250        11/01/2025             1,372,311
------------------------------------------------------------------------------------------------------------------------------
     3,550,000   Hempstead IDA (Engel Burman Senior Hsg.)                        6.250        11/01/2010             3,568,460
------------------------------------------------------------------------------------------------------------------------------
    18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                        6.750        11/01/2024            19,274,541
------------------------------------------------------------------------------------------------------------------------------
     1,875,000   Hempstead IDA (Franklin Hospital Medical Center)                5.750        11/01/2008             1,859,925
------------------------------------------------------------------------------------------------------------------------------
     9,375,000   Hempstead IDA (Franklin Hospital Medical Center)                6.375        11/01/2018             9,105,563
------------------------------------------------------------------------------------------------------------------------------
     9,285,000   Hempstead IDA (Franklin Hospital Medical Center)                7.750        11/01/2022             9,848,507
------------------------------------------------------------------------------------------------------------------------------
     2,490,000   Hempstead IDA (Hungry Harbor Associates)                        8.000        05/01/2044             2,523,242
------------------------------------------------------------------------------------------------------------------------------
     5,690,000   Hempstead IDA (Hungry Harbor Associates)                        8.000        05/01/2044             5,690,512
------------------------------------------------------------------------------------------------------------------------------
     4,750,000   Hempstead IDA (Hungry Harbor Associates)                        8.000        05/01/2044             4,813,413
------------------------------------------------------------------------------------------------------------------------------
    12,480,000   Hempstead IDA (Hungry Harbor Associates)                        8.000        05/01/2044            12,646,608


                         20 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    6,355,000   Hempstead IDA (South Shore YJCC)                                6.750%       11/01/2024      $      6,177,950
------------------------------------------------------------------------------------------------------------------------------
     6,270,000   Herkimer County IDA (Burrows Paper)                             8.000        01/01/2009             6,215,388
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Herkimer County IDA (Folts Adult Home)                          5.500        03/20/2040             3,241,500
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Herkimer County IDA
                 (Herkimer County College Foundation)                            6.250        08/01/2034             1,038,420
------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Herkimer County IDA
                 (Herkimer County College Foundation)                            6.400        11/01/2020             1,343,609
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Herkimer County IDA
                 (Herkimer County College Foundation)                            6.500        11/01/2030             2,082,280
------------------------------------------------------------------------------------------------------------------------------
       250,000   Herkimer Hsg. Authority                                         7.150        03/01/2011               251,023
------------------------------------------------------------------------------------------------------------------------------
       990,000   Hudson IDA (Have, Inc.)                                         8.125        12/01/2017               995,079
------------------------------------------------------------------------------------------------------------------------------
     1,255,000   Hudson IDA (Hudson Fabrics)                                     6.750        11/01/2024             1,271,114
------------------------------------------------------------------------------------------------------------------------------
       145,000   Huntington Hsg. Authority (GJSR)                                5.875        05/01/2019               147,393
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Huntington Hsg. Authority (GJSR)                                6.000        05/01/2029             1,015,680
------------------------------------------------------------------------------------------------------------------------------
     8,500,000   Huntington Hsg. Authority (GJSR)                                6.000        05/01/2039             8,613,900
------------------------------------------------------------------------------------------------------------------------------
       820,000   Islip IDA (Leeway School)                                       9.000        08/01/2021               822,370
------------------------------------------------------------------------------------------------------------------------------
    18,545,000   Islip IDA (Southside Hospital Civic Facilities)                 7.750        12/01/2022            19,445,360
------------------------------------------------------------------------------------------------------------------------------
     1,315,000   Islip Res Rec, Series E                                         5.750        07/01/2021             1,419,385
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Islip Res Rec, Series E                                         5.750        07/01/2023             1,080,080
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                        5.500        08/01/2024             3,128,670
------------------------------------------------------------------------------------------------------------------------------
     2,915,000   L.I. Power Authority RITES                                      8.497 4      09/01/2028             3,379,010
------------------------------------------------------------------------------------------------------------------------------
       260,000   L.I. Power Authority, Series A                                  5.000        09/01/2027               264,360
------------------------------------------------------------------------------------------------------------------------------
    78,755,000   L.I. Power Authority, Series A                                  5.125        12/01/2022            80,971,166
------------------------------------------------------------------------------------------------------------------------------
    24,130,000   L.I. Power Authority, Series A                                  5.125        09/01/2029            24,489,054
------------------------------------------------------------------------------------------------------------------------------
        60,000   L.I. Power Authority, Series A                                  5.125        09/01/2029                61,127
------------------------------------------------------------------------------------------------------------------------------
    44,530,000   L.I. Power Authority, Series A                                  5.375        09/01/2025            46,494,218
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   L.I. Power Authority, Series B                                  5.000        12/01/2035             5,060,250
------------------------------------------------------------------------------------------------------------------------------
    86,300,000   L.I. Power Authority, Series L                                  5.375        05/01/2033            89,885,765
------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                     7.200        09/15/2012               116,468
------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                     7.200        09/15/2013               118,136
------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                     7.200        09/15/2014               120,108
------------------------------------------------------------------------------------------------------------------------------
     3,830,000   Lyons Community Health Initiatives Corp.                        5.550        09/01/2024             3,984,272
------------------------------------------------------------------------------------------------------------------------------
     4,360,000   Macleay Hsg. Corp. (Larchmont Woods)                            8.500        01/01/2031             4,531,304
------------------------------------------------------------------------------------------------------------------------------
       750,000   Madison County IDA
                 (Morrisville State College Foundation)                          5.000        06/01/2028               767,348
------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Madison County IDA
                 (Morrisville State College Foundation)                          5.000        06/01/2032             1,121,076
------------------------------------------------------------------------------------------------------------------------------
     1,290,000   Madison County IDA (Oneida Healthcare Center)                   5.300        02/01/2021             1,335,589
------------------------------------------------------------------------------------------------------------------------------
     5,500,000   Madison County IDA (Oneida Healthcare Center)                   5.350        02/01/2031             5,677,540
------------------------------------------------------------------------------------------------------------------------------
        30,000   Middleton IDA (Flanagan Design & Display)                       7.000        11/01/2006                30,134
------------------------------------------------------------------------------------------------------------------------------
       690,000   Middleton IDA (Flanagan Design & Display)                       7.500        11/01/2018               719,774
------------------------------------------------------------------------------------------------------------------------------
     3,955,000   Middletown IDA (Southwinds Retirement Home)                     6.375        03/01/2018             3,914,540


                         21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      310,000   Middletown IDA (YMCA)                                           6.250%       11/01/2009      $        300,474
------------------------------------------------------------------------------------------------------------------------------
     1,255,000   Middletown IDA (YMCA)                                           7.000        11/01/2019             1,154,751
------------------------------------------------------------------------------------------------------------------------------
       210,000   Monroe County COP                                               8.050        01/01/2011               213,824
------------------------------------------------------------------------------------------------------------------------------
       645,000   Monroe County IDA (Canal Ponds)                                 7.000        06/15/2013               675,992
------------------------------------------------------------------------------------------------------------------------------
        50,000   Monroe County IDA (Cloverwood Senior Living)                    6.750        05/01/2023                40,354
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Cloverwood Senior Living)                    6.875        05/01/2033               803,720
------------------------------------------------------------------------------------------------------------------------------
     1,116,959   Monroe County IDA (Cottrone Devel.)                             9.500        12/01/2010             1,124,565
------------------------------------------------------------------------------------------------------------------------------
       950,000   Monroe County IDA (Dayton Rogers Manufacturing)                 6.100        12/01/2009               924,540
------------------------------------------------------------------------------------------------------------------------------
     4,325,000   Monroe County IDA (DePaul Community Facilities)                 5.875        02/01/2028             3,558,913
------------------------------------------------------------------------------------------------------------------------------
     5,435,000   Monroe County IDA (DePaul Community Facilities)                 5.950        08/01/2028             4,517,029
------------------------------------------------------------------------------------------------------------------------------
       805,000   Monroe County IDA (DePaul Community Facilities)                 6.450        02/01/2014               806,586
------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Monroe County IDA (DePaul Community Facilities)                 6.500        02/01/2024             1,287,454
------------------------------------------------------------------------------------------------------------------------------
     4,485,000   Monroe County IDA (DePaul Properties)                           6.150        09/01/2021             4,120,683
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Highland Hospital of Rochester)              5.000        08/01/2022               993,730
------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Monroe County IDA (Highland Hospital of Rochester)              5.000        08/01/2025             1,222,725
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)                          6.875        04/01/2017             1,039,680
------------------------------------------------------------------------------------------------------------------------------
     5,005,000   Monroe County IDA
                 (Jewish Home of Rochester Senior Hsg.)                          6.875        04/01/2027             5,203,598
------------------------------------------------------------------------------------------------------------------------------
       100,000   Monroe County IDA (Machine Tool Research)                       7.750        12/01/2006               101,295
------------------------------------------------------------------------------------------------------------------------------
       685,000   Monroe County IDA (Melles Griot)                                9.500        12/01/2009               694,378
------------------------------------------------------------------------------------------------------------------------------
       597,000   Monroe County IDA (Morrell/Morrell)                             7.000        12/01/2007               597,155
------------------------------------------------------------------------------------------------------------------------------
     2,525,000   Monroe County IDA (Parma Senior Hsg. Assoc.)                    6.500        12/01/2042             2,495,306
------------------------------------------------------------------------------------------------------------------------------
     4,330,000   Monroe County IDA (Piano Works) 3                               7.625        11/01/2016             4,430,673
------------------------------------------------------------------------------------------------------------------------------
     2,890,000   Monroe County IDA (Rochester Institute of Technology)           5.375        04/01/2029             2,905,375
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Southview Towers)                            6.125        02/01/2020             1,062,940
------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Monroe County IDA (St. John Fisher College)                     5.200        06/01/2019             1,516,099
------------------------------------------------------------------------------------------------------------------------------
     2,190,000   Monroe County IDA (St. John Fisher College)                     5.250        06/01/2026             2,263,628
------------------------------------------------------------------------------------------------------------------------------
     3,075,000   Monroe County IDA (St. John Fisher College)                     5.375        06/01/2024             3,179,427
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Summit at Brighton)                          5.375        07/01/2032               988,400
------------------------------------------------------------------------------------------------------------------------------
     3,660,000   Monroe County IDA (Summit at Brighton)                          5.500        07/01/2027             3,711,826
------------------------------------------------------------------------------------------------------------------------------
       965,000   Monroe County IDA (Volunteers of America)                       5.700        08/01/2018               973,675
------------------------------------------------------------------------------------------------------------------------------
     2,745,000   Monroe County IDA (Volunteers of America)                       5.750        08/01/2028             2,741,761
------------------------------------------------------------------------------------------------------------------------------
    12,000,000   Monroe County IDA (Woodlawn Village)                            8.550        11/15/2032            13,467,480
------------------------------------------------------------------------------------------------------------------------------
   650,000,000   Monroe County Tobacco Asset Securitization Corp.
                 (TASC) 3                                                        7.700 2      06/01/2061            10,614,500
------------------------------------------------------------------------------------------------------------------------------
     2,165,000   Monroe Newpower Corp.                                           5.500        01/01/2034             2,233,934
------------------------------------------------------------------------------------------------------------------------------
       580,000   Monroe Newpower Corp.                                           5.625        01/01/2026               602,823
------------------------------------------------------------------------------------------------------------------------------
       500,000   Mount Vernon IDA (Kings Court)                                  5.200        12/01/2033               494,575
------------------------------------------------------------------------------------------------------------------------------
     3,275,000   Mount Vernon IDA (Macedonia Towers)                             5.200        12/01/2033             3,239,466
------------------------------------------------------------------------------------------------------------------------------
     2,295,000   Mount Vernon IDA (Meadowview)                                   6.150        06/01/2019             2,348,496
------------------------------------------------------------------------------------------------------------------------------
     2,600,000   Mount Vernon IDA (Meadowview)                                   6.200        06/01/2029             2,646,358


                         22 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    2,100,000   MTA DRIVERS                                                     5.129% 4     05/15/2013      $      1,732,584
------------------------------------------------------------------------------------------------------------------------------
    14,200,000   MTA RITES                                                       7.423 4      11/15/2025            15,566,040
------------------------------------------------------------------------------------------------------------------------------
     1,910,000   MTA RITES                                                       7.423 4      11/15/2028             2,057,758
------------------------------------------------------------------------------------------------------------------------------
    10,000,000   MTA RITES                                                       7.423 4      11/15/2030            10,740,600
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   MTA RITES                                                       7.423 4      11/15/2030             5,370,300
------------------------------------------------------------------------------------------------------------------------------
     2,890,000   MTA RITES                                                       7.423 4      11/15/2030             3,104,033
------------------------------------------------------------------------------------------------------------------------------
     7,500,000   MTA RITES                                                       7.423 4      11/15/2031             8,014,050
------------------------------------------------------------------------------------------------------------------------------
     2,125,000   MTA RITES                                                       7.423 4      11/15/2032             2,265,973
------------------------------------------------------------------------------------------------------------------------------
     2,220,000   MTA Service Contract RITES                                      7.923 4      01/01/2024             2,515,260
------------------------------------------------------------------------------------------------------------------------------
    15,895,000   MTA Service Contract, Series A                                  5.125        01/01/2024            16,423,509
------------------------------------------------------------------------------------------------------------------------------
   132,950,000   MTA Service Contract, Series A                                  5.125        01/01/2029           135,874,900
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   MTA Service Contract, Series A                                  5.750        07/01/2031            21,646,400
------------------------------------------------------------------------------------------------------------------------------
    33,275,000   MTA Service Contract, Series B                                  5.250        01/01/2031            34,213,688
------------------------------------------------------------------------------------------------------------------------------
        20,000   MTA, Series A                                                   5.000        11/15/2032                20,363
------------------------------------------------------------------------------------------------------------------------------
    42,295,000   MTA, Series A                                                   5.125        11/15/2031            43,296,546
------------------------------------------------------------------------------------------------------------------------------
        25,000   MTA, Series B                                                   5.000        01/01/2031                25,408
------------------------------------------------------------------------------------------------------------------------------
    54,900,000   MTA, Series B                                                   5.000        11/15/2031            55,449,549
------------------------------------------------------------------------------------------------------------------------------
    20,080,000   MTA, Series B                                                   5.250        11/15/2032            20,754,086
------------------------------------------------------------------------------------------------------------------------------
    34,845,000   MTA, Series E                                                   5.250        11/15/2031            35,839,825
------------------------------------------------------------------------------------------------------------------------------
    23,500,000   MTA, Series F                                                   5.000        11/15/2030            23,723,015
------------------------------------------------------------------------------------------------------------------------------
   126,990,000   MTA, Series F                                                   5.000        11/15/2035           127,880,200
------------------------------------------------------------------------------------------------------------------------------
       802,824   Municipal Assistance Corp. for Troy                             5.730 2      07/15/2021               400,336
------------------------------------------------------------------------------------------------------------------------------
     1,218,573   Municipal Assistance Corp. for Troy                             5.740 2      01/15/2022               591,958
------------------------------------------------------------------------------------------------------------------------------
       975,000   Nassau County IDA (ALIA-ACDS)                                   7.500        06/01/2015             1,052,386
------------------------------------------------------------------------------------------------------------------------------
     2,975,000   Nassau County IDA (ALIA-ACLD)                                   6.250        09/01/2022             3,048,274
------------------------------------------------------------------------------------------------------------------------------
       225,000   Nassau County IDA (ALIA-ACLD)                                   7.125        06/01/2017               240,212
------------------------------------------------------------------------------------------------------------------------------
       350,000   Nassau County IDA (ALIA-ACLD)                                   7.500        06/01/2015               377,780
------------------------------------------------------------------------------------------------------------------------------
     5,830,000   Nassau County IDA (ALIA-CSMR)                                   7.000        11/01/2016             6,238,858
------------------------------------------------------------------------------------------------------------------------------
     3,325,000   Nassau County IDA (ALIA-CSMR)                                   7.125        06/01/2017             3,553,261
------------------------------------------------------------------------------------------------------------------------------
     1,740,000   Nassau County IDA (ALIA-CSMR)                                   7.500        06/01/2015             1,878,104
------------------------------------------------------------------------------------------------------------------------------
       290,000   Nassau County IDA (ALIA-FREE)                                   7.125        06/01/2012               312,371
------------------------------------------------------------------------------------------------------------------------------
     2,145,000   Nassau County IDA (ALIA-FREE)                                   7.500        06/01/2015             2,315,249
------------------------------------------------------------------------------------------------------------------------------
     4,030,000   Nassau County IDA (ALIA-FREE)                                   8.150        06/01/2030             4,315,082
------------------------------------------------------------------------------------------------------------------------------
     6,415,000   Nassau County IDA (ALIA-FREE)                                   8.250        06/01/2032             6,973,169
------------------------------------------------------------------------------------------------------------------------------
       890,000   Nassau County IDA (ALIA-HH)                                     7.125        06/01/2017               951,099
------------------------------------------------------------------------------------------------------------------------------
       685,000   Nassau County IDA (ALIA-HHS)                                    7.125        06/01/2017               732,025
------------------------------------------------------------------------------------------------------------------------------
       220,000   Nassau County IDA (ALIA-LVH)                                    7.500        06/01/2015               237,461
------------------------------------------------------------------------------------------------------------------------------
       525,000   Nassau County IDA (CNGCS)                                       7.500        06/01/2030               566,669
------------------------------------------------------------------------------------------------------------------------------
     2,245,000   Nassau County IDA (CNGCS)                                       8.150        06/01/2030             2,417,034
------------------------------------------------------------------------------------------------------------------------------
     5,240,000   Nassau County IDA (Engel Burman Senior Hsg.)                    7.750        05/01/2047             5,392,327
------------------------------------------------------------------------------------------------------------------------------
     3,410,000   Nassau County IDA (Engel Burman Senior Hsg.)                    7.750        05/01/2047             3,509,129


                         23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    5,875,000   Nassau County IDA (Engel Burman Senior Hsg.)                    7.750%       05/01/2047      $      6,045,786
------------------------------------------------------------------------------------------------------------------------------
     6,450,000   Nassau County IDA (Engel Burman Senior Hsg.)                    7.750        05/01/2047             6,637,502
------------------------------------------------------------------------------------------------------------------------------
     9,155,000   Nassau County IDA (Engel Burman Senior Hsg.)                    7.750        05/01/2047             9,421,136
------------------------------------------------------------------------------------------------------------------------------
     3,860,000   Nassau County IDA (Little Village School)                       7.500        12/01/2031             4,077,511
------------------------------------------------------------------------------------------------------------------------------
     3,535,000   Nassau County IDA (New York Water Service Corp.)                5.000        12/01/2035             3,567,911
------------------------------------------------------------------------------------------------------------------------------
     2,290,000   Nassau County IDA (North Shore CFGA)                            6.750        05/01/2024             2,309,213
------------------------------------------------------------------------------------------------------------------------------
     2,759,599   Nassau County IDA (Sharp International) 1,5                     7.375        12/01/2007                   276
------------------------------------------------------------------------------------------------------------------------------
     1,752,588   Nassau County IDA (Sharp International) 1,5                     7.375        12/01/2007                   175
------------------------------------------------------------------------------------------------------------------------------
     2,527,212   Nassau County IDA (Sharp International) 1,5                     7.875        12/01/2012                   253
------------------------------------------------------------------------------------------------------------------------------
     1,597,663   Nassau County IDA (Sharp International) 1,5                     7.875        12/01/2012                   160
------------------------------------------------------------------------------------------------------------------------------
     2,050,000   Nassau County IDA (United Cerebral Palsy)                       6.250        11/01/2014             2,055,310
------------------------------------------------------------------------------------------------------------------------------
    23,980,000   Nassau County IDA (Westbury Senior Living)                      7.900        11/01/2031            24,018,848
------------------------------------------------------------------------------------------------------------------------------
       765,000   Nassau County IDA, Series A-A                                   6.000        07/02/2021               767,578
------------------------------------------------------------------------------------------------------------------------------
     7,965,000   Nassau County IDA, Series A-B                                   6.000        07/01/2021             7,991,842
------------------------------------------------------------------------------------------------------------------------------
       715,000   Nassau County IDA, Series A-C                                   6.000        07/01/2021               717,410
------------------------------------------------------------------------------------------------------------------------------
       815,000   Nassau County IDA, Series A-D                                   6.000        07/01/2021               817,747
------------------------------------------------------------------------------------------------------------------------------
     1,675,000   Nassau County Interim Finance Authority                         5.125        11/15/2021             1,699,572
------------------------------------------------------------------------------------------------------------------------------
     2,985,000   Nassau County Tobacco Settlement Corp.                          5.000        06/01/2035             2,889,570
------------------------------------------------------------------------------------------------------------------------------
    45,000,000   Nassau County Tobacco Settlement Corp.                          5.125        06/01/2046            44,025,300
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Nassau County Tobacco Settlement Corp.                          5.820 2      06/01/2046             1,771,600
------------------------------------------------------------------------------------------------------------------------------
    75,975,000   Nassau County Tobacco Settlement Corp.                          6.000 2      06/01/2046             6,349,991
------------------------------------------------------------------------------------------------------------------------------
   895,215,000   Nassau County Tobacco Settlement Corp.                          6.400 2      06/01/2060            26,373,034
------------------------------------------------------------------------------------------------------------------------------
    40,000,000   Nassau County Tobacco Settlement Corp.                          7.350 2      06/01/2060               797,200
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Nassau County Tobacco Settlement Corp. RITES                    5.595 4      06/01/2046            19,133,600
------------------------------------------------------------------------------------------------------------------------------
     7,155,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             7,489,496
------------------------------------------------------------------------------------------------------------------------------
     3,340,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             3,496,145
------------------------------------------------------------------------------------------------------------------------------
     4,290,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             4,490,558
------------------------------------------------------------------------------------------------------------------------------
     6,195,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             6,451,225
------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             4,998,231
------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Nassau IDA (EBS North Hills LLC)                                7.800        05/01/2045             4,998,231
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   New Hartford-Sunset Wood Funding Corp.                          5.500        02/01/2029             2,066,420
------------------------------------------------------------------------------------------------------------------------------
    13,010,000   New Rochelle IDA (College of New Rochelle)                      5.250        07/01/2027            13,241,578
------------------------------------------------------------------------------------------------------------------------------
     6,235,000   New Rochelle IDA (College of New Rochelle)                      5.500        07/01/2019             6,448,050
------------------------------------------------------------------------------------------------------------------------------
     3,670,000   New Rochelle IDA (Soundview Apartments)                         5.375        04/01/2036             3,717,490
------------------------------------------------------------------------------------------------------------------------------
     4,800,000   Newark-Wayne Community Hospital                                 5.875        01/15/2033             4,806,816
------------------------------------------------------------------------------------------------------------------------------
     2,360,000   Newark-Wayne Community Hospital                                 7.600        09/01/2015             2,362,218
------------------------------------------------------------------------------------------------------------------------------
     3,300,000   Niagara County IDA (American Ref-Fuel Company)                  5.550        11/15/2024             3,419,691
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Niagara County IDA (Niagara University)                         5.350        11/01/2023             1,583,055
------------------------------------------------------------------------------------------------------------------------------
     5,400,000   Niagara County IDA (Niagara University)                         5.400        11/01/2031             5,549,580
------------------------------------------------------------------------------------------------------------------------------
       850,000   Niagara County IDA (Sevenson Hotel)                             6.600        05/01/2007               850,315
------------------------------------------------------------------------------------------------------------------------------
     6,500,000   Niagara County IDA (Solid Waste Disposal)                       5.625        11/15/2024             6,787,495


                         24 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       20,000   Niagara County Tobacco Asset Securitization Corp.               5.750%       05/15/2022      $         20,649
------------------------------------------------------------------------------------------------------------------------------
     1,370,000   Niagara County Tobacco Asset Securitization Corp.               6.250        05/15/2034             1,437,171
------------------------------------------------------------------------------------------------------------------------------
     6,255,000   Niagara County Tobacco Asset Securitization Corp.               6.250        05/15/2040             6,561,683
------------------------------------------------------------------------------------------------------------------------------
       145,000   Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)                         5.000        04/01/2028               145,112
------------------------------------------------------------------------------------------------------------------------------
        25,000   Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)                         5.625        04/01/2029                26,168
------------------------------------------------------------------------------------------------------------------------------
       715,000   North Babylon Volunteer Fire Company                            5.750        08/01/2022               749,005
------------------------------------------------------------------------------------------------------------------------------
     1,555,000   North Country Devel. Authority (Clarkson University)            5.500        07/01/2019             1,603,640
------------------------------------------------------------------------------------------------------------------------------
     3,145,000   North Country Devel. Authority (Clarkson University)            5.500        07/01/2029             3,231,833
------------------------------------------------------------------------------------------------------------------------------
       260,000   North Tonawanda HDC (Bishop Gibbons Associates)                 6.800        12/15/2007               263,211
------------------------------------------------------------------------------------------------------------------------------
     3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)                 7.375        12/15/2021             3,623,347
------------------------------------------------------------------------------------------------------------------------------
        25,000   Nunda GO                                                        8.000        05/01/2010                27,963
------------------------------------------------------------------------------------------------------------------------------
    76,030,000   NY Convention Center Devel. Corp. (Hotel Unit Fee) 3            5.000        11/15/2044            76,888,379
------------------------------------------------------------------------------------------------------------------------------
       315,000   NY Counties Tobacco Trust I                                     6.500        06/01/2035               333,346
------------------------------------------------------------------------------------------------------------------------------
     1,295,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts               6.225        06/01/2028             1,363,752
------------------------------------------------------------------------------------------------------------------------------
     3,880,000   NY Counties Tobacco Trust I (TASC) RITES                        7.490 4      06/01/2028             4,498,006
------------------------------------------------------------------------------------------------------------------------------
     2,960,000   NY Counties Tobacco Trust I RITES 3                             7.150 4      06/01/2035             3,304,781
------------------------------------------------------------------------------------------------------------------------------
     9,615,000   NY Counties Tobacco Trust I RITES                               7.236 4      06/01/2042            10,889,949
------------------------------------------------------------------------------------------------------------------------------
    14,900,000   NY Counties Tobacco Trust II RITES                              6.500 4      06/01/2035            15,483,633
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NY Counties Tobacco Trust II RITES                              8.102 4      06/01/2043             5,372,850
------------------------------------------------------------------------------------------------------------------------------
    12,950,000   NY Counties Tobacco Trust II RITES                              8.102 4      06/01/2043            13,915,682
------------------------------------------------------------------------------------------------------------------------------
       245,000   NY Counties Tobacco Trust III                                   6.000        06/01/2043               256,473
------------------------------------------------------------------------------------------------------------------------------
     7,000,000   NY Counties Tobacco Trust IV                                    5.000        06/01/2038             6,745,830
------------------------------------------------------------------------------------------------------------------------------
       500,000   NY Counties Tobacco Trust IV                                    5.000        06/01/2042               479,480
------------------------------------------------------------------------------------------------------------------------------
   131,335,000   NY Counties Tobacco Trust IV                                    5.920 2      06/01/2050             8,560,415
------------------------------------------------------------------------------------------------------------------------------
   304,690,000   NY Counties Tobacco Trust IV                                    6.390 2      06/01/2055            12,446,587
------------------------------------------------------------------------------------------------------------------------------
   608,700,000   NY Counties Tobacco Trust IV 3                                  6.820 2      06/01/2060            14,554,017
------------------------------------------------------------------------------------------------------------------------------
    82,500,000   NY Counties Tobacco Trust IV (TASC)                             0.000        06/01/2041            62,298,225
------------------------------------------------------------------------------------------------------------------------------
    82,500,000   NY Counties Tobacco Trust IV (TASC)                             6.650        06/01/2041            15,709,650
------------------------------------------------------------------------------------------------------------------------------
    12,300,000   NY Counties Tobacco Trust IV RITES                              5.419 4      06/01/2042            11,290,539
------------------------------------------------------------------------------------------------------------------------------
    10,210,000   NY Counties Tobacco Trust IV RITES                              5.419 4      06/01/2042             9,372,065
------------------------------------------------------------------------------------------------------------------------------
     5,725,000   NY Counties Tobacco Trust IV RITES                              5.419 4      06/01/2045             5,242,726
------------------------------------------------------------------------------------------------------------------------------
     8,700,000   NY Counties Tobacco Trust IV RITES                              5.419 4      06/01/2045             7,967,112
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NY Counties Tobacco Trust IV RITES                              5.419 4      06/01/2045             1,373,640
------------------------------------------------------------------------------------------------------------------------------
   212,995,000   NY Counties Tobacco Trust V                                     6.040 2      06/01/2038            30,667,020
------------------------------------------------------------------------------------------------------------------------------
   523,325,000   NY Counties Tobacco Trust V                                     6.150 2      06/01/2050            34,110,324
------------------------------------------------------------------------------------------------------------------------------
   643,195,000   NY Counties Tobacco Trust V                                     6.850 2      06/01/2055            24,364,227
------------------------------------------------------------------------------------------------------------------------------
 3,845,000,000   NY Counties Tobacco Trust V                                     7.850 2      06/01/2060            63,480,950
------------------------------------------------------------------------------------------------------------------------------
     8,650,000   NY TSASC, Inc. (TFABs)                                          5.125        06/01/2042             8,468,869
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                                          0.000 6      03/15/2029                20,870


                         25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        5,000   NYC GO                                                          5.000%       03/15/2021      $          5,072
------------------------------------------------------------------------------------------------------------------------------
    11,115,000   NYC GO                                                          5.000        03/01/2023            11,321,739
------------------------------------------------------------------------------------------------------------------------------
     6,000,000   NYC GO                                                          5.000        03/01/2024             6,098,760
------------------------------------------------------------------------------------------------------------------------------
    14,900,000   NYC GO                                                          5.000        04/01/2024            15,169,541
------------------------------------------------------------------------------------------------------------------------------
     9,305,000   NYC GO                                                          5.000        08/01/2024             9,471,280
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                                          5.000        08/01/2024             5,085,650
------------------------------------------------------------------------------------------------------------------------------
     5,650,000   NYC GO                                                          5.000        09/01/2024             5,747,350
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                                          5.000        03/01/2025                25,302
------------------------------------------------------------------------------------------------------------------------------
    11,250,000   NYC GO                                                          5.000        04/01/2025            11,435,963
------------------------------------------------------------------------------------------------------------------------------
    17,515,000   NYC GO                                                          5.000        06/01/2025            17,808,902
------------------------------------------------------------------------------------------------------------------------------
     5,700,000   NYC GO                                                          5.000        08/01/2025             5,793,081
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                                          5.000        09/01/2025             5,078,700
------------------------------------------------------------------------------------------------------------------------------
     3,205,000   NYC GO                                                          5.000        11/01/2025             3,251,697
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC GO                                                          5.000        04/01/2026             3,041,190
------------------------------------------------------------------------------------------------------------------------------
    22,025,000   NYC GO                                                          5.000        04/01/2026            22,354,714
------------------------------------------------------------------------------------------------------------------------------
     6,965,000   NYC GO                                                          5.000        06/01/2026             7,070,868
------------------------------------------------------------------------------------------------------------------------------
     9,210,000   NYC GO                                                          5.000        08/01/2026             9,346,308
------------------------------------------------------------------------------------------------------------------------------
     3,600,000   NYC GO                                                          5.000        08/01/2027             3,645,000
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC GO                                                          5.000        08/01/2028             2,527,425
------------------------------------------------------------------------------------------------------------------------------
       110,000   NYC GO                                                          5.000        08/15/2028               110,584
------------------------------------------------------------------------------------------------------------------------------
     6,000,000   NYC GO                                                          5.000        11/01/2028             6,058,680
------------------------------------------------------------------------------------------------------------------------------
       395,000   NYC GO                                                          5.000        03/15/2029               397,358
------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                          5.000        03/15/2029                20,262
------------------------------------------------------------------------------------------------------------------------------
     8,000,000   NYC GO 3                                                        5.000        06/01/2029             8,090,160
------------------------------------------------------------------------------------------------------------------------------
       110,000   NYC GO                                                          5.000        10/15/2029               110,961
------------------------------------------------------------------------------------------------------------------------------
    46,660,000   NYC GO                                                          5.000        03/01/2030            47,121,001
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC GO                                                          5.000        04/01/2030            20,196,200
------------------------------------------------------------------------------------------------------------------------------
    40,070,000   NYC GO                                                          5.000        06/01/2030            40,461,885
------------------------------------------------------------------------------------------------------------------------------
    36,840,000   NYC GO                                                          5.000        08/01/2030            37,194,769
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC GO                                                          5.000        08/01/2030             2,020,100
------------------------------------------------------------------------------------------------------------------------------
    16,905,000   NYC GO                                                          5.000        06/01/2031            17,068,979
------------------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                                          5.000        03/01/2033                60,385
------------------------------------------------------------------------------------------------------------------------------
    55,475,000   NYC GO                                                          5.000        06/01/2033            55,929,340
------------------------------------------------------------------------------------------------------------------------------
       115,000   NYC GO                                                          5.000        10/15/2033               115,795
------------------------------------------------------------------------------------------------------------------------------
    12,455,000   NYC GO                                                          5.000        12/01/2033            12,552,398
------------------------------------------------------------------------------------------------------------------------------
    48,550,000   NYC GO                                                          5.000        11/01/2034            48,899,075
------------------------------------------------------------------------------------------------------------------------------
    30,000,000   NYC GO 3                                                        5.000        03/01/2035            30,218,400
------------------------------------------------------------------------------------------------------------------------------
    26,670,000   NYC GO                                                          5.000        04/01/2035            26,865,491
------------------------------------------------------------------------------------------------------------------------------
     5,400,000   NYC GO                                                          5.000        08/01/2035             5,440,932
------------------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                                          5.100        11/01/2019                61,679
------------------------------------------------------------------------------------------------------------------------------
     5,285,000   NYC GO                                                          5.100        08/15/2027             5,389,273


                         26 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,860,000   NYC GO                                                          5.250%       08/01/2021      $      1,902,427
------------------------------------------------------------------------------------------------------------------------------
     3,710,000   NYC GO                                                          5.250        10/15/2021             3,870,532
------------------------------------------------------------------------------------------------------------------------------
       265,000   NYC GO                                                          5.250        08/15/2023               273,067
------------------------------------------------------------------------------------------------------------------------------
       535,000   NYC GO                                                          5.250        08/01/2024               548,605
------------------------------------------------------------------------------------------------------------------------------
    33,485,000   NYC GO                                                          5.250        06/01/2027            34,521,696
------------------------------------------------------------------------------------------------------------------------------
     4,460,000   NYC GO                                                          5.250        06/01/2028             4,612,621
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                                          5.250        09/15/2033             1,032,920
------------------------------------------------------------------------------------------------------------------------------
     1,750,000   NYC GO                                                          5.375        08/01/2017             1,789,025
------------------------------------------------------------------------------------------------------------------------------
    17,705,000   NYC GO                                                          5.375        12/01/2026            18,554,663
------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                          5.375        03/01/2027                20,874
------------------------------------------------------------------------------------------------------------------------------
       515,000   NYC GO                                                          5.375        08/01/2027               531,253
------------------------------------------------------------------------------------------------------------------------------
     1,115,000   NYC GO                                                          5.375        03/15/2028             1,156,456
------------------------------------------------------------------------------------------------------------------------------
    55,790,000   NYC GO                                                          5.375        06/01/2032            57,845,304
------------------------------------------------------------------------------------------------------------------------------
    11,500,000   NYC GO 3                                                        5.500        08/01/2020            12,222,890
------------------------------------------------------------------------------------------------------------------------------
    11,860,000   NYC GO                                                          5.500        08/01/2021            12,583,341
------------------------------------------------------------------------------------------------------------------------------
     1,255,000   NYC GO                                                          5.500        06/01/2028             1,313,496
------------------------------------------------------------------------------------------------------------------------------
     4,160,000   NYC GO                                                          5.500        12/01/2031             4,394,790
------------------------------------------------------------------------------------------------------------------------------
     4,675,000   NYC GO                                                          5.500        11/15/2037             4,798,654
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                          5.750        02/01/2020                 5,081
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC GO                                                          5.750        03/01/2020             1,619,445
------------------------------------------------------------------------------------------------------------------------------
     1,400,000   NYC GO                                                          5.875        08/01/2024             1,423,408
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                          5.950        08/01/2014                 5,229
------------------------------------------------------------------------------------------------------------------------------
    12,880,000   NYC GO                                                          6.000        01/15/2021            14,124,466
------------------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                                          6.150 2      10/01/2012                30,883
------------------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO                                                          6.340 2      05/15/2012               156,938
------------------------------------------------------------------------------------------------------------------------------
       335,000   NYC GO                                                          6.350        05/15/2014               351,616
------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                          7.000        02/01/2010                20,049
------------------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                                          7.250        08/15/2024                15,039
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                          7.750        08/15/2028                 5,023
------------------------------------------------------------------------------------------------------------------------------
       100,000   NYC GO DIAMONDS                                                 0.000 6      08/01/2025                95,523
------------------------------------------------------------------------------------------------------------------------------
       837,000   NYC GO RIBS                                                     7.970 4      08/12/2010               840,130
------------------------------------------------------------------------------------------------------------------------------
       837,000   NYC GO RIBS                                                     8.717 4      09/01/2011               840,164
------------------------------------------------------------------------------------------------------------------------------
     1,045,000   NYC HDC (Barclay Avenue)                                        6.450        04/01/2017             1,062,922
------------------------------------------------------------------------------------------------------------------------------
     4,055,000   NYC HDC (Barclay Avenue)                                        6.600        04/01/2033             4,131,153
------------------------------------------------------------------------------------------------------------------------------
       282,811   NYC HDC (Bay Towers)                                            6.500        08/15/2017               297,458
------------------------------------------------------------------------------------------------------------------------------
       358,602   NYC HDC (Bridgeview III)                                        6.500        12/15/2017               377,170
------------------------------------------------------------------------------------------------------------------------------
     1,010,525   NYC HDC (Cadman Towers)                                         6.500        11/15/2018             1,062,890
------------------------------------------------------------------------------------------------------------------------------
       143,959   NYC HDC (Candia House)                                          6.500        06/15/2018               151,399
------------------------------------------------------------------------------------------------------------------------------
       238,823   NYC HDC (Contello III)                                          7.000        12/15/2018               251,247
------------------------------------------------------------------------------------------------------------------------------
       849,088   NYC HDC (Court Plaza)                                           6.500        08/15/2017               893,062
------------------------------------------------------------------------------------------------------------------------------
     2,798,686   NYC HDC (East Midtown Plaza)                                    6.500        11/15/2018             2,943,714


                         27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       65,012   NYC HDC (Essex Terrace)                                         6.500%       07/15/2018      $         68,372
------------------------------------------------------------------------------------------------------------------------------
       385,012   NYC HDC (Forest Park Crescent)                                  6.500        12/15/2017               404,894
------------------------------------------------------------------------------------------------------------------------------
       310,157   NYC HDC (Kingsbridge Arms)                                      6.500        08/15/2017               326,220
------------------------------------------------------------------------------------------------------------------------------
     6,470,000   NYC HDC (Multifamily Hsg.)                                      4.750        11/01/2035             6,373,856
------------------------------------------------------------------------------------------------------------------------------
     3,380,000   NYC HDC (Multifamily Hsg.)                                      4.850        11/01/2025             3,310,440
------------------------------------------------------------------------------------------------------------------------------
     2,685,000   NYC HDC (Multifamily Hsg.)                                      5.000        11/01/2037             2,645,101
------------------------------------------------------------------------------------------------------------------------------
     3,185,000   NYC HDC (Multifamily Hsg.)                                      5.050        11/01/2039             3,150,825
------------------------------------------------------------------------------------------------------------------------------
     8,500,000   NYC HDC (Multifamily Hsg.)                                      5.250        11/01/2030             8,783,220
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC HDC (Multifamily Hsg.), Series A                            5.500        11/01/2034             3,060,450
------------------------------------------------------------------------------------------------------------------------------
    10,470,000   NYC HDC (Multifamily Hsg.), Series A 3                          5.600        11/01/2042            10,747,036
------------------------------------------------------------------------------------------------------------------------------
    14,250,000   NYC HDC (Multifamily Hsg.), Series B 3,7                        5.350        05/01/2049            14,233,470
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC HDC (Multifamily Hsg.), Series C                            5.050        11/01/2036             5,025,900
------------------------------------------------------------------------------------------------------------------------------
       330,000   NYC HDC (Multifamily Hsg.), Series C                            5.700        05/01/2031               337,834
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC HDC (Multifamily Hsg.), Series E                            5.200        11/01/2033             1,006,630
------------------------------------------------------------------------------------------------------------------------------
    11,000,000   NYC HDC (Multifamily Hsg.), Series E-1 3                        4.950        11/01/2033            11,201,630
------------------------------------------------------------------------------------------------------------------------------
     2,155,000   NYC HDC (Multifamily Hsg.), Series F                            5.200        11/01/2032             2,170,451
------------------------------------------------------------------------------------------------------------------------------
     1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                          5.200        11/01/2038             1,333,460
------------------------------------------------------------------------------------------------------------------------------
     3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                          5.250        05/01/2046             3,364,980
------------------------------------------------------------------------------------------------------------------------------
    15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                          5.200        11/01/2038            15,424,695
------------------------------------------------------------------------------------------------------------------------------
    15,000,000   NYC HDC (Progress of Peoples Devel.) 3                          4.950        05/15/2036            14,810,100
------------------------------------------------------------------------------------------------------------------------------
       516,686   NYC HDC (Robert Fulton Terrace)                                 6.500        12/15/2017               516,686
------------------------------------------------------------------------------------------------------------------------------
       192,762   NYC HDC (Rosalie Manning Apartments)                            7.034        11/15/2018               202,795
------------------------------------------------------------------------------------------------------------------------------
       700,379   NYC HDC (Seaview Towers)                                        6.500        01/15/2018               736,575
------------------------------------------------------------------------------------------------------------------------------
       290,094   NYC HDC (St. Martin Tower)                                      6.500        11/15/2018               305,127
------------------------------------------------------------------------------------------------------------------------------
     1,333,075   NYC HDC (Tivoli Towers)                                         6.500        01/15/2018             1,401,355
------------------------------------------------------------------------------------------------------------------------------
       181,087   NYC HDC (Town House West)                                       6.500        01/15/2018               181,087
------------------------------------------------------------------------------------------------------------------------------
       199,536   NYC HDC (Westview Apartments)                                   6.500        10/15/2017               209,870
------------------------------------------------------------------------------------------------------------------------------
     2,750,000   NYC HDC, Series C                                               5.000        11/01/2026             2,763,063
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC Health & Hospital Corp.                                     5.375        02/15/2026             1,023,790
------------------------------------------------------------------------------------------------------------------------------
     5,875,000   NYC Health & Hospital Corp. RITES                               7.454 4      02/15/2020             6,454,040
------------------------------------------------------------------------------------------------------------------------------
     1,165,000   NYC IDA (A Very Special Place)                                  5.750        01/01/2029             1,129,293
------------------------------------------------------------------------------------------------------------------------------
     3,600,000   NYC IDA (Acme Architectural Products)                           6.375        11/01/2019             3,554,568
------------------------------------------------------------------------------------------------------------------------------
    33,335,000   NYC IDA (Airis JFK I/JFK International Airport)                 5.500        07/01/2028            34,030,701
------------------------------------------------------------------------------------------------------------------------------
    20,745,000   NYC IDA (Airis JFK I/JFK International Airport)                 6.000        07/01/2027            21,403,654
------------------------------------------------------------------------------------------------------------------------------
       305,000   NYC IDA (Allied Metal)                                          6.375        12/01/2014               308,495
------------------------------------------------------------------------------------------------------------------------------
       940,000   NYC IDA (Allied Metal)                                          7.125        12/01/2027               960,182
------------------------------------------------------------------------------------------------------------------------------
     3,250,000   NYC IDA (Amboy Properties)                                      6.750        06/01/2020             3,134,495
------------------------------------------------------------------------------------------------------------------------------
     2,595,000   NYC IDA (American Airlines)                                     5.400        07/01/2019             2,381,146
------------------------------------------------------------------------------------------------------------------------------
    29,935,000   NYC IDA (American Airlines) 3                                   5.400        07/01/2020            27,348,616
------------------------------------------------------------------------------------------------------------------------------
    38,410,000   NYC IDA (American Airlines)                                     6.900        08/01/2024            38,423,444
------------------------------------------------------------------------------------------------------------------------------
   331,800,000   NYC IDA (American Airlines)                                     8.500        08/01/2028           383,010,012


                         28 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,000,000   NYC IDA (American National Red Cross)                           5.000%       02/01/2036      $      1,019,420
------------------------------------------------------------------------------------------------------------------------------
       485,000   NYC IDA (Atlantic Paste & Glue Company)                         6.000        11/01/2007               485,320
------------------------------------------------------------------------------------------------------------------------------
     4,620,000   NYC IDA (Atlantic Paste & Glue Company) 3                       6.625        11/01/2019             4,678,535
------------------------------------------------------------------------------------------------------------------------------
     1,160,000   NYC IDA (Atlantic Veal & Lamb)                                  8.375        12/01/2016             1,202,294
------------------------------------------------------------------------------------------------------------------------------
       535,000   NYC IDA (Baco Enterprises)                                      7.500        11/01/2011               551,746
------------------------------------------------------------------------------------------------------------------------------
     1,685,000   NYC IDA (Baco Enterprises)                                      8.500        11/01/2021             1,774,945
------------------------------------------------------------------------------------------------------------------------------
       155,000   NYC IDA (Bark Frameworks)                                       6.000        11/01/2007               153,004
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC IDA (Bark Frameworks)                                       6.750        11/01/2019             1,413,795
------------------------------------------------------------------------------------------------------------------------------
    10,705,000   NYC IDA (Berkeley Carroll School) 3                             6.100        11/01/2028            10,400,122
------------------------------------------------------------------------------------------------------------------------------
     5,500,000   NYC IDA (Beth Abraham Health Services)                          6.500        02/15/2022             5,725,775
------------------------------------------------------------------------------------------------------------------------------
     1,035,000   NYC IDA (Beth Abraham Health Services)                          6.500        11/15/2027             1,094,316
------------------------------------------------------------------------------------------------------------------------------
     4,220,000   NYC IDA (Beth Abraham Health Services)                          6.500        11/15/2034             4,428,173
------------------------------------------------------------------------------------------------------------------------------
    41,645,000   NYC IDA (British Airways) 3                                     5.250        12/01/2032            39,365,769
------------------------------------------------------------------------------------------------------------------------------
    26,470,000   NYC IDA (British Airways) 3                                     7.625        12/01/2032            29,792,779
------------------------------------------------------------------------------------------------------------------------------
    85,695,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)              5.650        10/01/2028            85,161,120
------------------------------------------------------------------------------------------------------------------------------
   143,510,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)              5.750        10/01/2036           143,731,005
------------------------------------------------------------------------------------------------------------------------------
    21,050,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners) 3            6.200        10/01/2022            22,383,939
------------------------------------------------------------------------------------------------------------------------------
    16,205,000   NYC IDA (Calhoun School) 3                                      6.625        12/01/2034            16,853,038
------------------------------------------------------------------------------------------------------------------------------
     4,145,000   NYC IDA (Calhoun School)                                        6.625        12/01/2034             4,329,701
------------------------------------------------------------------------------------------------------------------------------
     2,895,000   NYC IDA (Center for Elimination of Family Violence)             7.375        11/01/2036             2,875,748
------------------------------------------------------------------------------------------------------------------------------
     1,280,000   NYC IDA (Center for Elimination of Family Violence)             7.375        11/01/2036             1,271,488
------------------------------------------------------------------------------------------------------------------------------
     2,235,000   NYC IDA (Chardan Corp.)                                         7.750        11/01/2020             2,218,640
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC IDA (College of Aeronautics)                                5.450        05/01/2018             2,554,825
------------------------------------------------------------------------------------------------------------------------------
     9,600,000   NYC IDA (College of Aeronautics)                                5.500        05/01/2028             9,753,216
------------------------------------------------------------------------------------------------------------------------------
     2,505,000   NYC IDA (College of New Rochelle)                               5.750        09/01/2017             2,587,239
------------------------------------------------------------------------------------------------------------------------------
     2,975,000   NYC IDA (College of New Rochelle)                               5.800        09/01/2026             3,074,811
------------------------------------------------------------------------------------------------------------------------------
     2,040,000   NYC IDA (Community Hospital of Brooklyn)                        6.875        11/01/2010             2,046,895
------------------------------------------------------------------------------------------------------------------------------
     1,490,000   NYC IDA (Comprehensive Care Management)                         6.000        05/01/2026             1,494,053
------------------------------------------------------------------------------------------------------------------------------
     3,145,000   NYC IDA (Comprehensive Care Management)                         6.125        11/01/2035             3,147,768
------------------------------------------------------------------------------------------------------------------------------
     3,975,000   NYC IDA (Comprehensive Care Management)                         6.375        11/01/2028             4,028,901
------------------------------------------------------------------------------------------------------------------------------
     1,575,000   NYC IDA (Comprehensive Care Management)                         6.375        11/01/2028             1,580,812
------------------------------------------------------------------------------------------------------------------------------
     1,770,000   NYC IDA (Comprehensive Care Management)                         7.875        12/01/2016             1,836,747
------------------------------------------------------------------------------------------------------------------------------
     1,110,000   NYC IDA (Comprehensive Care Management)                         8.000        12/01/2011             1,120,523
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC IDA (Continental Airlines)                                  7.250        11/01/2008             1,533,255
------------------------------------------------------------------------------------------------------------------------------
     4,685,000   NYC IDA (Continental Airlines)                                  8.375        11/01/2016             5,185,545
------------------------------------------------------------------------------------------------------------------------------
       380,000   NYC IDA (Dioni)                                                 6.000        11/01/2007               382,056
------------------------------------------------------------------------------------------------------------------------------
     3,600,000   NYC IDA (Dioni)                                                 6.625        11/01/2019             3,687,084
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Eger Harbor House)                                     5.875        05/20/2044             1,098,020
------------------------------------------------------------------------------------------------------------------------------
     5,500,000   NYC IDA (Family Support Systems)                                7.500        11/01/2034             5,576,890
------------------------------------------------------------------------------------------------------------------------------
     7,315,000   NYC IDA (Friends Seminary School) 3                             7.125        09/15/2031             7,818,418
------------------------------------------------------------------------------------------------------------------------------
     3,280,000   NYC IDA (Gabrielli Truck Sales)                                 8.125        12/01/2017             3,432,454


                         29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    2,265,000   NYC IDA (Gateway School of NY)                                  6.500%       11/01/2019      $      2,396,370
------------------------------------------------------------------------------------------------------------------------------
    14,350,000   NYC IDA (General Motors Corp.)                                  5.125        12/30/2023            12,278,721
------------------------------------------------------------------------------------------------------------------------------
     1,900,000   NYC IDA (Global Country World Peace)                            7.250        11/01/2025             1,875,376
------------------------------------------------------------------------------------------------------------------------------
     1,800,000   NYC IDA (Global Country World Peace)                            7.250        11/01/2025             1,776,672
------------------------------------------------------------------------------------------------------------------------------
     2,175,000   NYC IDA (Good Shepherd Services)                                5.875        06/01/2014             2,218,348
------------------------------------------------------------------------------------------------------------------------------
       260,000   NYC IDA (Herbert G. Birch Childhood Project)                    7.375        02/01/2009               261,446
------------------------------------------------------------------------------------------------------------------------------
     2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                    8.375        02/01/2022             2,269,103
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Independent Living Assoc.)                             6.200        07/01/2020               995,380
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Institute of International Education)                  5.250        09/01/2021             1,032,090
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC IDA (Institute of International Education)                  5.250        09/01/2031             3,075,450
------------------------------------------------------------------------------------------------------------------------------
     1,605,000   NYC IDA (Julia Gray)                                            7.500        11/01/2020             1,633,601
------------------------------------------------------------------------------------------------------------------------------
       805,000   NYC IDA (Just Bagels Manufacturing)                             8.500        11/01/2016               883,616
------------------------------------------------------------------------------------------------------------------------------
     1,010,000   NYC IDA (Just Bagels Manufacturing)                             8.750        11/01/2026             1,104,415
------------------------------------------------------------------------------------------------------------------------------
     1,035,000   NYC IDA (L&M Optical Disc)                                      7.125        11/01/2010             1,038,726
------------------------------------------------------------------------------------------------------------------------------
     4,500,000   NYC IDA (Liberty-7 World Trade Center) 1                        6.750        03/01/2015             4,847,310
------------------------------------------------------------------------------------------------------------------------------
    16,600,000   NYC IDA (Liberty-IAC/Interactive Corp.) 3                       5.000        09/01/2035            16,623,074
------------------------------------------------------------------------------------------------------------------------------
     3,025,000   NYC IDA (Little Red Schoolhouse)                                6.750        11/01/2018             3,134,777
------------------------------------------------------------------------------------------------------------------------------
       390,000   NYC IDA (Lucky Polyethylene Manufacturing Company)              7.000        11/01/2009               382,145
------------------------------------------------------------------------------------------------------------------------------
     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Company)              7.800        11/01/2024             2,889,277
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC IDA (Lycee Francais De New York)                            5.375        06/01/2023             2,047,380
------------------------------------------------------------------------------------------------------------------------------
    23,000,000   NYC IDA (Magen David Yeshivah) 3                                5.700        06/15/2027            24,032,010
------------------------------------------------------------------------------------------------------------------------------
       680,000   NYC IDA (Marymount School of NY)                                5.125        09/01/2021               686,854
------------------------------------------------------------------------------------------------------------------------------
     3,960,000   NYC IDA (Marymount School of NY)                                5.250        09/01/2031             4,055,159
------------------------------------------------------------------------------------------------------------------------------
    19,335,000   NYC IDA (MediSys Health Network)                                6.250        03/15/2024            17,837,891
------------------------------------------------------------------------------------------------------------------------------
     1,450,000   NYC IDA (Mesorah Publications)                                  6.450        02/01/2011             1,462,775
------------------------------------------------------------------------------------------------------------------------------
     4,790,000   NYC IDA (Mesorah Publications)                                  6.950        02/01/2021             4,757,236
------------------------------------------------------------------------------------------------------------------------------
     3,200,000   NYC IDA (Metropolitan College of New York)                      5.750        03/01/2020             3,066,816
------------------------------------------------------------------------------------------------------------------------------
     2,275,000   NYC IDA (Morrisons Pastry)                                      6.500        11/01/2019             2,265,331
------------------------------------------------------------------------------------------------------------------------------
       375,000   NYC IDA (NYC Outward Bound Center)                              7.250        11/01/2010               376,879
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC IDA (NYU)                                                   5.000        07/01/2041                25,215
------------------------------------------------------------------------------------------------------------------------------
       290,000   NYC IDA (Paradise Products)                                     7.125        11/01/2007               292,793
------------------------------------------------------------------------------------------------------------------------------
     4,475,000   NYC IDA (Paradise Products) 3                                   8.250        11/01/2022             4,664,337
------------------------------------------------------------------------------------------------------------------------------
       470,000   NYC IDA (Petrocelli Electric)                                   7.250        11/01/2007               476,331
------------------------------------------------------------------------------------------------------------------------------
       170,000   NYC IDA (Petrocelli Electric)                                   7.250        11/01/2008               173,108
------------------------------------------------------------------------------------------------------------------------------
     3,780,000   NYC IDA (Petrocelli Electric) 3                                 8.000        11/01/2017             3,907,575
------------------------------------------------------------------------------------------------------------------------------
       940,000   NYC IDA (Petrocelli Electric)                                   8.000        11/01/2018               979,649
------------------------------------------------------------------------------------------------------------------------------
     6,410,000   NYC IDA (Polytechnic University)                                6.000        11/01/2020             6,454,614
------------------------------------------------------------------------------------------------------------------------------
    34,050,000   NYC IDA (Polytechnic University)                                6.125        11/01/2030            34,241,702
------------------------------------------------------------------------------------------------------------------------------
     2,240,000   NYC IDA (Precision Gear)                                        6.375        11/01/2024             2,255,590
------------------------------------------------------------------------------------------------------------------------------
     1,910,000   NYC IDA (Precision Gear)                                        6.375        11/01/2024             1,923,294
------------------------------------------------------------------------------------------------------------------------------
       930,000   NYC IDA (Precision Gear)                                        7.625        11/01/2024               991,771


                         30 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
------------------------------------------------------------------------------------------------------------------------------
$    4,100,000   NYC IDA (PSCH)                                                  6.375%       07/01/2033      $      4,337,882
------------------------------------------------------------------------------------------------------------------------------
     6,800,000   NYC IDA (Reece School) 3                                        7.500        12/01/2037             6,706,636
------------------------------------------------------------------------------------------------------------------------------
     2,300,000   NYC IDA (Reece School)                                          7.500        12/01/2037             2,268,421
------------------------------------------------------------------------------------------------------------------------------
     2,615,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                    6.250        11/01/2014             2,519,134
------------------------------------------------------------------------------------------------------------------------------
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                    6.750        11/01/2028             8,324,601
------------------------------------------------------------------------------------------------------------------------------
     1,030,000   NYC IDA (Sahadi Fine Foods)                                     6.250        11/01/2009             1,030,711
------------------------------------------------------------------------------------------------------------------------------
     4,085,000   NYC IDA (Sahadi Fine Foods) 3                                   6.750        11/01/2019             4,016,658
------------------------------------------------------------------------------------------------------------------------------
       875,000   NYC IDA (Services for the Underserved/
                 Young Adult Institute Obligated Group)                          5.000        07/01/2026               864,106
------------------------------------------------------------------------------------------------------------------------------
     4,380,000   NYC IDA (Showman Fabricators) 3                                 7.500        11/01/2028             4,373,693
------------------------------------------------------------------------------------------------------------------------------
     3,420,000   NYC IDA (South Bronx Overall Economic Devel.)                   8.625        12/01/2025             3,496,129
------------------------------------------------------------------------------------------------------------------------------
     1,625,000   NYC IDA (Special Needs Facilities Pooled Program)               4.750        07/01/2020             1,586,829
------------------------------------------------------------------------------------------------------------------------------
     4,255,000   NYC IDA (Special Needs Facilities Pooled Program)               6.650        07/01/2023             4,586,847
------------------------------------------------------------------------------------------------------------------------------
       345,000   NYC IDA (Special Needs Facilities Pooled Program)               7.125        08/01/2006               345,397
------------------------------------------------------------------------------------------------------------------------------
     7,010,000   NYC IDA (Special Needs Facilities Pooled Program)               7.875        08/01/2025             7,457,869
------------------------------------------------------------------------------------------------------------------------------
     5,115,000   NYC IDA (St. Bernard's School) 3                                7.000        12/01/2021             5,295,764
------------------------------------------------------------------------------------------------------------------------------
     1,550,000   NYC IDA (St. Francis College)                                   5.000        10/01/2034             1,550,713
------------------------------------------------------------------------------------------------------------------------------
        10,000   NYC IDA (Staten Island University Hospital)                     6.375        07/01/2031                10,099
------------------------------------------------------------------------------------------------------------------------------
     4,495,000   NYC IDA (Staten Island University Hospital)                     6.375        07/01/2031             4,539,501
------------------------------------------------------------------------------------------------------------------------------
     1,485,000   NYC IDA (Staten Island University Hospital)                     6.450        07/01/2032             1,507,023
------------------------------------------------------------------------------------------------------------------------------
       585,000   NYC IDA (Streamline Plastics)                                   7.750        12/01/2015               590,019
------------------------------------------------------------------------------------------------------------------------------
     1,275,000   NYC IDA (Streamline Plastics)                                   8.125        12/01/2025             1,294,265
------------------------------------------------------------------------------------------------------------------------------
       910,000   NYC IDA (Surprise Plastics)                                     7.500        11/01/2013               870,015
------------------------------------------------------------------------------------------------------------------------------
     2,480,000   NYC IDA (Surprise Plastics)                                     8.500        11/01/2023             2,370,706
------------------------------------------------------------------------------------------------------------------------------
     5,245,000   NYC IDA (Terminal One Group Assoc.)                             5.500        01/01/2020             5,500,064
------------------------------------------------------------------------------------------------------------------------------
     7,750,000   NYC IDA (Terminal One Group Assoc.)                             5.500        01/01/2021             8,120,915
------------------------------------------------------------------------------------------------------------------------------
    11,390,000   NYC IDA (Terminal One Group Assoc.)                             5.500        01/01/2024            11,873,506
------------------------------------------------------------------------------------------------------------------------------
       380,000   NYC IDA (The Bank Street College)                               5.250        12/01/2021               394,759
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (The Bank Street College)                               5.250        12/01/2030             1,026,200
------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC IDA (The Child School) 3                                    7.550        06/01/2033            10,494,700
------------------------------------------------------------------------------------------------------------------------------
       375,000   NYC IDA (Therapy & Learning Center)                             7.500        10/01/2011               397,211
------------------------------------------------------------------------------------------------------------------------------
     3,735,000   NYC IDA (Therapy & Learning Center)                             8.250        10/01/2031             4,009,224
------------------------------------------------------------------------------------------------------------------------------
       300,000   NYC IDA (THR Products Corp.)                                    7.250        11/01/2010               305,136
------------------------------------------------------------------------------------------------------------------------------
     1,085,000   NYC IDA (THR Products Corp.)                                    8.250        11/01/2020             1,128,053
------------------------------------------------------------------------------------------------------------------------------
     4,325,000   NYC IDA (Touro College)                                         6.350        06/01/2029             4,480,787
------------------------------------------------------------------------------------------------------------------------------
     4,485,000   NYC IDA (Ulano) 3                                               6.900        11/01/2019             4,399,964
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (United Nations School)                                 6.350        12/01/2015             1,031,100
------------------------------------------------------------------------------------------------------------------------------
       845,000   NYC IDA (Urban Health Plan)                                     6.250        09/15/2009               858,275
------------------------------------------------------------------------------------------------------------------------------
     9,830,000   NYC IDA (Urban Health Plan)                                     7.050        09/15/2026            10,099,145
------------------------------------------------------------------------------------------------------------------------------
     3,640,000   NYC IDA (Urban Resource Institute)                              7.375        11/01/2033             3,812,354
------------------------------------------------------------------------------------------------------------------------------
        40,000   NYC IDA (Utleys)                                                6.625        11/01/2006                39,929


                         31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,335,000   NYC IDA (Utleys)                                                7.375%       11/01/2023      $      1,301,732
------------------------------------------------------------------------------------------------------------------------------
       365,000   NYC IDA (Van Blarcom Closures)                                  7.125        11/01/2007               370,906
------------------------------------------------------------------------------------------------------------------------------
     2,965,000   NYC IDA (Van Blarcom Closures) 3                                8.000        11/01/2017             3,108,536
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC IDA (Visy Paper) 3                                          7.800        01/01/2016            20,477,800
------------------------------------------------------------------------------------------------------------------------------
    70,500,000   NYC IDA (Visy Paper)                                            7.950        01/01/2028            71,365,035
------------------------------------------------------------------------------------------------------------------------------
     1,930,000   NYC IDA (Vocational Instruction)                                7.750        02/01/2033             1,831,454
------------------------------------------------------------------------------------------------------------------------------
       435,000   NYC IDA (W & W Jewelers)                                        7.250        02/01/2011               446,532
------------------------------------------------------------------------------------------------------------------------------
     1,555,000   NYC IDA (W & W Jewelers)                                        8.250        02/01/2021             1,631,226
------------------------------------------------------------------------------------------------------------------------------
     5,930,000   NYC IDA (Weizmann Institute)                                    5.900        11/01/2034             6,031,996
------------------------------------------------------------------------------------------------------------------------------
     2,900,000   NYC IDA (Weizmann Institute)                                    5.900        11/01/2034             2,903,538
------------------------------------------------------------------------------------------------------------------------------
     3,370,000   NYC IDA (Westchester Square Medical Center)                     8.000        11/01/2010             3,445,522
------------------------------------------------------------------------------------------------------------------------------
     6,160,000   NYC IDA (Westchester Square Medical Center)                     8.375        11/01/2015             6,353,054
------------------------------------------------------------------------------------------------------------------------------
     1,660,000   NYC IDA (World Casing Corp.)                                    6.700        11/01/2019             1,602,166
------------------------------------------------------------------------------------------------------------------------------
     9,000,000   NYC IDA Special Facilities (JFK International Airport)          8.000        08/01/2012            10,120,140
------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC Municipal Water Finance Authority                           5.000        06/15/2029            10,144,300
------------------------------------------------------------------------------------------------------------------------------
        65,000   NYC Municipal Water Finance Authority                           5.000        06/15/2029                65,982
------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority                           5.000        06/15/2029                50,755
------------------------------------------------------------------------------------------------------------------------------
    39,985,000   NYC Municipal Water Finance Authority                           5.000        06/15/2034            40,511,602
------------------------------------------------------------------------------------------------------------------------------
    15,085,000   NYC Municipal Water Finance Authority                           5.000        06/15/2035            15,297,246
------------------------------------------------------------------------------------------------------------------------------
    14,025,000   NYC Municipal Water Finance Authority                           5.000        06/15/2035            14,251,223
------------------------------------------------------------------------------------------------------------------------------
       200,000   NYC Municipal Water Finance Authority                           5.000        06/15/2035               202,516
------------------------------------------------------------------------------------------------------------------------------
     7,655,000   NYC Municipal Water Finance Authority                           5.000        06/15/2036             7,768,217
------------------------------------------------------------------------------------------------------------------------------
     1,100,000   NYC Municipal Water Finance Authority                           5.000        06/15/2037             1,115,917
------------------------------------------------------------------------------------------------------------------------------
       850,000   NYC Municipal Water Finance Authority                           5.000        06/15/2038               861,314
------------------------------------------------------------------------------------------------------------------------------
       675,000   NYC Municipal Water Finance Authority                           5.000        06/15/2039               682,668
------------------------------------------------------------------------------------------------------------------------------
     4,600,000   NYC Municipal Water Finance Authority 3                         5.000        06/15/2039             4,657,546
------------------------------------------------------------------------------------------------------------------------------
    10,480,000   NYC Municipal Water Finance Authority                           5.000        06/15/2039            10,611,105
------------------------------------------------------------------------------------------------------------------------------
    16,120,000   NYC Municipal Water Finance Authority                           5.125        06/15/2030            16,354,868
------------------------------------------------------------------------------------------------------------------------------
       820,000   NYC Municipal Water Finance Authority                           5.125        06/15/2031               833,423
------------------------------------------------------------------------------------------------------------------------------
        30,000   NYC Municipal Water Finance Authority                           5.125        06/15/2032                30,612
------------------------------------------------------------------------------------------------------------------------------
        30,000   NYC Municipal Water Finance Authority                           5.125        06/15/2033                30,673
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC Municipal Water Finance Authority                           5.125        06/15/2033                25,481
------------------------------------------------------------------------------------------------------------------------------
    20,545,000   NYC Municipal Water Finance Authority                           5.125        06/15/2034            20,972,336
------------------------------------------------------------------------------------------------------------------------------
       650,000   NYC Municipal Water Finance Authority                           5.250        06/15/2034               673,017
------------------------------------------------------------------------------------------------------------------------------
       530,000   NYC Municipal Water Finance Authority                           5.400 2      06/15/2019               272,553
------------------------------------------------------------------------------------------------------------------------------
    12,750,000   NYC Municipal Water Finance Authority DRIVERS                   7.128 4      06/15/2013            13,350,398
------------------------------------------------------------------------------------------------------------------------------
     2,930,000   NYC Municipal Water Finance Authority RITES                     7.364 4      06/15/2032             3,068,179
------------------------------------------------------------------------------------------------------------------------------
     7,850,000   NYC Municipal Water Finance Authority RITES                     7.423 4      06/15/2034             8,240,930
------------------------------------------------------------------------------------------------------------------------------
    14,425,000   NYC Municipal Water Finance Authority RITES 3                   7.444 4      06/15/2026            15,385,417
------------------------------------------------------------------------------------------------------------------------------
     2,805,000   NYC Municipal Water Finance Authority RITES                     7.464 4      06/15/2027             2,971,617
------------------------------------------------------------------------------------------------------------------------------
    11,860,000   NYC Municipal Water Finance Authority RITES                     7.533 4      06/15/2034            12,484,548


                         32 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    4,500,000   NYC Municipal Water Finance Authority RITES                     7.533% 4     06/15/2038      $      4,694,490
------------------------------------------------------------------------------------------------------------------------------
    11,210,000   NYC Municipal Water Finance Authority RITES                     7.864 4      06/15/2032            11,924,301
------------------------------------------------------------------------------------------------------------------------------
     3,555,000   NYC Municipal Water Finance Authority RITES                     7.923 4      06/15/2021             3,829,375
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC Municipal Water Finance Authority RITES                     7.923 4      06/15/2030             5,291,300
------------------------------------------------------------------------------------------------------------------------------
    18,240,000   NYC Municipal Water Finance Authority RITES                     7.954 4      06/15/2030            19,302,662
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC Municipal Water Finance Authority RITES                     7.964 4      06/15/2030             5,291,300
------------------------------------------------------------------------------------------------------------------------------
     6,875,000   NYC Municipal Water Finance Authority ROLs                      7.588 4      06/15/2031             7,381,413
------------------------------------------------------------------------------------------------------------------------------
    16,675,000   NYC Municipal Water Finance Authority ROLs                      7.588 4      06/15/2036            17,661,493
------------------------------------------------------------------------------------------------------------------------------
    10,025,000   NYC Municipal Water Finance Authority ROLs                      7.588 4      06/15/2037            10,605,448
------------------------------------------------------------------------------------------------------------------------------
     7,875,000   NYC Municipal Water Finance Authority ROLs                      7.588 4      06/15/2039             8,232,998
------------------------------------------------------------------------------------------------------------------------------
     4,935,000   NYC Municipal Water Finance Authority ROLs                      7.588 4      06/15/2039             5,237,516
------------------------------------------------------------------------------------------------------------------------------
     4,500,000   NYC Municipal Water Finance Authority ROLs                      7.608 4      06/15/2039             4,725,180
------------------------------------------------------------------------------------------------------------------------------
    50,000,000   NYC Transitional Finance Authority (Future Tax),
                 Series B                                                        5.000        08/01/2031            50,908,000
------------------------------------------------------------------------------------------------------------------------------
     2,150,000   NYC Transitional Finance Authority RITES                        7.454 4      08/15/2027             2,352,315
------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC Trust for Cultural Resources
                 (Museum of American Folk Art)                                   6.125        07/01/2030                53,327
------------------------------------------------------------------------------------------------------------------------------
    17,923,280   NYS Certificate of Lease 1                                      5.875        01/02/2023            18,414,198
------------------------------------------------------------------------------------------------------------------------------
     1,690,000   NYS DA (4201 Schools Program)                                   6.250        07/01/2020             1,842,151
------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Augustana Lutheran Home)                                5.400        02/01/2031               364,228
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYS DA (Augustana Lutheran Home)                                5.500        02/01/2041             1,559,055
------------------------------------------------------------------------------------------------------------------------------
    14,360,000   NYS DA (Buena Vida Nursing Home)                                5.250        07/01/2028            14,658,257
------------------------------------------------------------------------------------------------------------------------------
     8,435,000   NYS DA (Center for Nursing)                                     5.550        08/01/2037             8,835,831
------------------------------------------------------------------------------------------------------------------------------
     2,905,000   NYS DA (Chapel Oaks)                                            5.450        07/01/2026             2,983,987
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (City University)                                        5.000        07/01/2023                 5,123
------------------------------------------------------------------------------------------------------------------------------
     1,895,000   NYS DA (City University)                                        5.250        07/01/2031             2,010,690
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (Concord Nursing Home)                                   6.500        07/01/2029             2,662,525
------------------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (D'Youville College)                                     5.250        07/01/2025             1,298,550
------------------------------------------------------------------------------------------------------------------------------
     5,005,000   NYS DA (Dept. of Health) 7                                      5.000        07/01/2031             5,085,781
------------------------------------------------------------------------------------------------------------------------------
       525,000   NYS DA (Dept. of Health)                                        5.500        07/01/2021               540,262
------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Ellis Hospital)                                         5.600        08/01/2025                20,357
------------------------------------------------------------------------------------------------------------------------------
     6,790,000   NYS DA (Frances Schervier Home
                 & Hospital Obligated Group)                                     5.500        07/01/2027             7,012,848
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Grace Manor Health Care Facility)                       6.150        07/01/2018             1,021,770
------------------------------------------------------------------------------------------------------------------------------
     3,970,000   NYS DA (Hospital for Special Surgery)                           5.000        08/15/2033             4,043,564
------------------------------------------------------------------------------------------------------------------------------
   140,915,000   NYS DA (Insured Hospital)                                       5.530 2      08/15/2036            27,915,262
------------------------------------------------------------------------------------------------------------------------------
    38,650,000   NYS DA (Interfaith Medical Center) 3                            5.400        02/15/2028            39,661,857
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Jones Memorial Hospital)                                5.375        08/01/2034             1,035,710
------------------------------------------------------------------------------------------------------------------------------
    10,300,000   NYS DA (Kaleida Health)                                         5.050        02/15/2025            10,510,326
------------------------------------------------------------------------------------------------------------------------------
     3,450,000   NYS DA (L.I. University)                                        5.125        09/01/2023             3,520,346
------------------------------------------------------------------------------------------------------------------------------
     1,410,000   NYS DA (L.I. University)                                        5.250        09/01/2028             1,446,759
------------------------------------------------------------------------------------------------------------------------------
       235,000   NYS DA (L.I. University)                                        5.250        09/01/2028               242,847
------------------------------------------------------------------------------------------------------------------------------
     1,585,000   NYS DA (L.I. University)                                        5.500        09/01/2020             1,672,651


                         33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       20,000   NYS DA (Lakeside Memorial Hospital)                             6.000%       02/01/2021      $         20,223
------------------------------------------------------------------------------------------------------------------------------
     1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                    5.375        07/01/2020             1,737,582
------------------------------------------------------------------------------------------------------------------------------
     9,415,000   NYS DA (Lutheran Social Services of Upstate NY) RITES           6.408 4      02/01/2038            10,036,296
------------------------------------------------------------------------------------------------------------------------------
    10,730,000   NYS DA (Memorial Sloan-Kettering)                               5.000        07/01/2035            10,911,659
------------------------------------------------------------------------------------------------------------------------------
     3,115,000   NYS DA (Menorah Home & Hospital) RITES                          7.834 4      08/01/2038             3,309,501
------------------------------------------------------------------------------------------------------------------------------
     5,825,000   NYS DA (Menorah Home) RITES                                     8.023 4      08/01/2038             6,160,986
------------------------------------------------------------------------------------------------------------------------------
    11,500,000   NYS DA (Mental Health Services Facilities)                      5.000        02/15/2030            11,672,385
------------------------------------------------------------------------------------------------------------------------------
    23,900,000   NYS DA (Mental Health Services Facilities)                      5.000        02/15/2035            24,157,403
------------------------------------------------------------------------------------------------------------------------------
     3,660,000   NYS DA (Mental Health)                                          5.000        02/15/2033             3,693,269
------------------------------------------------------------------------------------------------------------------------------
     4,625,000   NYS DA (Mental Health) RITES                                    7.464 4      02/15/2023             5,073,440
------------------------------------------------------------------------------------------------------------------------------
     3,770,000   NYS DA (Millard Fillmore Hospital)                              5.375        02/01/2032             3,900,140
------------------------------------------------------------------------------------------------------------------------------
     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                     6.375        07/01/2029             4,427,280
------------------------------------------------------------------------------------------------------------------------------
     2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                     6.875        07/01/2019             2,672,879
------------------------------------------------------------------------------------------------------------------------------
     6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                     6.875        07/01/2025             7,545,657
------------------------------------------------------------------------------------------------------------------------------
    11,000,000   NYS DA (Montefiore Medical Center)                              5.000        02/01/2028            11,218,790
------------------------------------------------------------------------------------------------------------------------------
    11,750,000   NYS DA (Montefiore Medical Center)                              5.000        08/01/2033            11,942,230
------------------------------------------------------------------------------------------------------------------------------
     2,375,000   NYS DA (Montefiore Medical) RITES                               9.423 4      08/01/2038             2,820,598
------------------------------------------------------------------------------------------------------------------------------
     6,400,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          5.500        07/01/2026             6,452,352
------------------------------------------------------------------------------------------------------------------------------
     6,800,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          6.000        07/01/2014             7,167,948
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          6.500        07/01/2017             3,210,810
------------------------------------------------------------------------------------------------------------------------------
    27,420,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          6.500        07/01/2025            29,202,574
------------------------------------------------------------------------------------------------------------------------------
     8,820,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          6.625        07/01/2019             9,461,214
------------------------------------------------------------------------------------------------------------------------------
    15,000,000   NYS DA (MSH/NYU Hospital Center/
                 HJDOI Obligated Group)                                          6.750        07/01/2020            16,155,150
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (Mt. Sinai/NYU Health)                                   5.500        07/01/2026             5,040,900
------------------------------------------------------------------------------------------------------------------------------
     2,850,000   NYS DA (Municipal Health Facilities) RITES 1                    7.464 4      01/15/2023             3,126,564
------------------------------------------------------------------------------------------------------------------------------
     4,665,000   NYS DA (North Shore Long Island Jewish Group)                   5.500        05/01/2033             4,864,662
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Norwegian Christian Home & Health Center)               5.200        08/01/2036             1,023,380
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Norwegian Christian Home & Health Center)               6.100        08/01/2041             2,206,940
------------------------------------------------------------------------------------------------------------------------------
     6,200,000   NYS DA (Nursing Home)                                           4.900        02/15/2041             6,077,054
------------------------------------------------------------------------------------------------------------------------------
     7,600,000   NYS DA (Nursing Home)                                           4.950        02/15/2045             7,527,116
------------------------------------------------------------------------------------------------------------------------------
     4,215,000   NYS DA (Nursing Homes)                                          5.200        02/01/2032             4,352,999
------------------------------------------------------------------------------------------------------------------------------
       650,000   NYS DA (NY & Presbyterian Hospital)                             5.000        08/01/2032               656,767
------------------------------------------------------------------------------------------------------------------------------
     6,950,000   NYS DA (NY Hospital Medical Center)                             5.600        02/15/2039             7,328,358
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (NY Methodist Hospital)                                  5.250        07/01/2033             2,037,920
------------------------------------------------------------------------------------------------------------------------------
       438,581   NYS DA (Our Lady of Mercy Medical Center)
                 Computer Lease 1                                                6.200        08/15/2006               438,129


                         34 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    6,035,000   NYS DA (Providence Rest)                                        5.000%       07/01/2035      $      6,012,067
------------------------------------------------------------------------------------------------------------------------------
     2,700,000   NYS DA (Providence Rest)                                        5.125        07/01/2030             2,739,852
------------------------------------------------------------------------------------------------------------------------------
     3,100,000   NYS DA (Providence Rest)                                        5.250        07/01/2025             3,194,147
------------------------------------------------------------------------------------------------------------------------------
       580,000   NYS DA (Sarah Neuman Nursing Home)                              5.450        08/01/2027               600,068
------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (School Districts Financing Program), Series B           6.000        10/01/2022                55,277
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (School Districts Financing Program), Series B           6.000        10/01/2029                27,424
------------------------------------------------------------------------------------------------------------------------------
    20,495,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                         6.000        07/01/2030            21,406,003
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)                    5.100        07/01/2034             1,002,470
------------------------------------------------------------------------------------------------------------------------------
       415,000   NYS DA (Special Act School Districts)                           6.000        07/01/2019               419,876
------------------------------------------------------------------------------------------------------------------------------
     2,470,000   NYS DA (St. Barnabas Hospital)                                  5.450        08/01/2035             2,532,862
------------------------------------------------------------------------------------------------------------------------------
       905,000   NYS DA (St. Catherine of Siena Medical Center)                  6.000        07/01/2030               947,064
------------------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (St. Clare's Hospital)                                   5.300        02/15/2019             1,796,393
------------------------------------------------------------------------------------------------------------------------------
     2,970,000   NYS DA (St. Clare's Hospital)                                   5.400        02/15/2025             3,052,091
------------------------------------------------------------------------------------------------------------------------------
     2,580,000   NYS DA (St. James Mercy Hospital)                               5.400        02/01/2038             2,668,081
------------------------------------------------------------------------------------------------------------------------------
   101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                           4.900        08/15/2031           101,226,866
------------------------------------------------------------------------------------------------------------------------------
     1,505,000   NYS DA (St. Thomas Aquinas College)                             5.250        07/01/2028             1,530,766
------------------------------------------------------------------------------------------------------------------------------
     3,910,000   NYS DA (St. Vincent DePaul Residence)                           5.300        07/01/2018             4,022,413
------------------------------------------------------------------------------------------------------------------------------
     2,095,000   NYS DA (Vassar Brothers)                                        5.375        07/01/2025             2,168,136
------------------------------------------------------------------------------------------------------------------------------
     7,030,000   NYS DA (White Plains Hospital)                                  5.375        02/15/2043             7,248,352
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (Willow Towers)                                          5.400        02/01/2034             2,615,025
------------------------------------------------------------------------------------------------------------------------------
    26,070,000   NYS DA (Wyckoff Heights Medical Center)                         5.300        08/15/2021            26,756,162
------------------------------------------------------------------------------------------------------------------------------
     3,310,000   NYS DA P-Floats                                                 7.533 4      02/01/2028             3,573,344
------------------------------------------------------------------------------------------------------------------------------
     1,565,000   NYS DA RITES                                                    6.672 4      12/01/2025             1,675,364
------------------------------------------------------------------------------------------------------------------------------
     4,415,000   NYS DA RITES                                                    6.672 4      12/01/2035             4,619,326
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA RITES                                                   10.427 4      02/01/2012             6,798,300
------------------------------------------------------------------------------------------------------------------------------
       715,000   NYS DA, Series B                                                6.650        08/15/2030               805,004
------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                5.125        06/15/2031               102,419
------------------------------------------------------------------------------------------------------------------------------
     4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds) 3              5.400        07/15/2021             4,322,068
------------------------------------------------------------------------------------------------------------------------------
     7,500,000   NYS EFC (NYS Water Services)                                    5.950        01/15/2020             7,970,925
------------------------------------------------------------------------------------------------------------------------------
     2,365,000   NYS EFC (NYS Water Services)                                    6.000        01/15/2031             2,501,934
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS EFC (United Waterworks)                                     5.150        03/01/2034                25,251
------------------------------------------------------------------------------------------------------------------------------
     7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS 3                            8.822 4      04/01/2020             7,803,950
------------------------------------------------------------------------------------------------------------------------------
    16,300,000   NYS ERDA (Brooklyn Union Gas) RIBS 3                            9.868 4      07/01/2026            17,285,172
------------------------------------------------------------------------------------------------------------------------------
       210,000   NYS ERDA (Central Hudson Gas & Electric)                        5.450        08/01/2027               219,555
------------------------------------------------------------------------------------------------------------------------------
        80,000   NYS ERDA (Corning Natural Gas)                                  8.250        12/01/2018                81,432
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS ERDA (LILCO)                                                5.150        03/01/2016             5,017,900
------------------------------------------------------------------------------------------------------------------------------
    23,000,000   NYS ERDA (LILCO) 3                                              5.300        11/01/2023            23,448,270
------------------------------------------------------------------------------------------------------------------------------
       315,000   NYS ERDA (LILCO)                                                5.300        10/01/2024               320,982
------------------------------------------------------------------------------------------------------------------------------
     3,485,000   NYS ERDA (NIMO) RITES                                           8.064 4      11/01/2025             3,909,403
------------------------------------------------------------------------------------------------------------------------------
     3,625,000   NYS ERDA (RG&E) Residual Certificates                          10.900 4      09/01/2033             4,411,553
------------------------------------------------------------------------------------------------------------------------------
     2,950,000   NYS HFA (Children's Rescue)                                     7.625        05/01/2018             2,951,800


                         35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    1,000,000   NYS HFA (Friendship)                                            5.100%       08/15/2041      $      1,000,810
------------------------------------------------------------------------------------------------------------------------------
     1,200,000   NYS HFA (Fulton Manor)                                          6.100        11/15/2025             1,232,316
------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (General Hsg.)                                          6.600        11/01/2008                15,321
------------------------------------------------------------------------------------------------------------------------------
     1,550,000   NYS HFA (Golden Age Apartments)                                 5.000        02/15/2037             1,527,200
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Meadow Manor)                                          7.750        11/01/2019                 5,016
------------------------------------------------------------------------------------------------------------------------------
       745,000   NYS HFA (Multifamily Hsg.)                                      5.250        11/15/2028               753,798
------------------------------------------------------------------------------------------------------------------------------
     1,340,000   NYS HFA (Multifamily Hsg.)                                      5.300        08/15/2024             1,365,808
------------------------------------------------------------------------------------------------------------------------------
     1,700,000   NYS HFA (Multifamily Hsg.)                                      5.300        11/15/2039             1,715,198
------------------------------------------------------------------------------------------------------------------------------
     1,070,000   NYS HFA (Multifamily Hsg.)                                      5.350        08/15/2020             1,102,635
------------------------------------------------------------------------------------------------------------------------------
     2,860,000   NYS HFA (Multifamily Hsg.)                                      5.350        08/15/2031             2,900,355
------------------------------------------------------------------------------------------------------------------------------
     2,080,000   NYS HFA (Multifamily Hsg.)                                      5.375        02/15/2035             2,114,133
------------------------------------------------------------------------------------------------------------------------------
     3,250,000   NYS HFA (Multifamily Hsg.)                                      5.450        08/15/2032             3,325,725
------------------------------------------------------------------------------------------------------------------------------
     2,075,000   NYS HFA (Multifamily Hsg.)                                      5.500        08/15/2030             2,104,237
------------------------------------------------------------------------------------------------------------------------------
     1,215,000   NYS HFA (Multifamily Hsg.)                                      5.550        08/15/2019             1,249,385
------------------------------------------------------------------------------------------------------------------------------
     1,385,000   NYS HFA (Multifamily Hsg.)                                      5.600        08/15/2019             1,425,525
------------------------------------------------------------------------------------------------------------------------------
     1,240,000   NYS HFA (Multifamily Hsg.)                                      5.600        02/15/2026             1,266,561
------------------------------------------------------------------------------------------------------------------------------
     1,730,000   NYS HFA (Multifamily Hsg.)                                      5.600        08/15/2033             1,785,550
------------------------------------------------------------------------------------------------------------------------------
     1,170,000   NYS HFA (Multifamily Hsg.)                                      5.650        08/15/2030             1,202,830
------------------------------------------------------------------------------------------------------------------------------
     3,200,000   NYS HFA (Multifamily Hsg.)                                      5.650        08/15/2030             3,280,448
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS HFA (Multifamily Hsg.)                                      5.650        08/15/2031             1,027,770
------------------------------------------------------------------------------------------------------------------------------
     1,710,000   NYS HFA (Multifamily Hsg.)                                      5.650        02/15/2034             1,740,660
------------------------------------------------------------------------------------------------------------------------------
     2,120,000   NYS HFA (Multifamily Hsg.)                                      5.700        08/15/2033             2,180,335
------------------------------------------------------------------------------------------------------------------------------
        90,000   NYS HFA (Multifamily Hsg.)                                      5.950        08/15/2024                90,099
------------------------------------------------------------------------------------------------------------------------------
     1,285,000   NYS HFA (Multifamily Hsg.)                                      6.100        11/15/2036             1,320,710
------------------------------------------------------------------------------------------------------------------------------
     4,700,000   NYS HFA (Multifamily Hsg.)                                      6.125        08/15/2038             4,812,941
------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS HFA (Multifamily Hsg.)                                      6.200        08/15/2012                40,044
------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Multifamily Hsg.)                                      6.200        08/15/2016                25,528
------------------------------------------------------------------------------------------------------------------------------
       725,000   NYS HFA (Multifamily Hsg.)                                      6.250        02/15/2031               744,343
------------------------------------------------------------------------------------------------------------------------------
     1,255,000   NYS HFA (Multifamily Hsg.)                                      6.400        11/15/2027             1,285,710
------------------------------------------------------------------------------------------------------------------------------
       760,000   NYS HFA (Multifamily Hsg.)                                      6.500        08/15/2024               775,785
------------------------------------------------------------------------------------------------------------------------------
     2,735,000   NYS HFA (Multifamily Hsg.)                                      6.700        08/15/2025             2,738,391
------------------------------------------------------------------------------------------------------------------------------
     5,570,000   NYS HFA (Multifamily Hsg.)                                      6.750        11/15/2036             5,713,149
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Multifamily Hsg.)                                      6.950        08/15/2012                 5,012
------------------------------------------------------------------------------------------------------------------------------
     5,400,000   NYS HFA (Multifamily Hsg.)                                      7.050        08/15/2024             5,446,224
------------------------------------------------------------------------------------------------------------------------------
       315,000   NYS HFA (Multifamily Hsg.)                                      7.550        11/01/2029               323,014
------------------------------------------------------------------------------------------------------------------------------
     2,740,000   NYS HFA (NH&HC) RITES                                           8.064 4      11/01/2016             2,800,225
------------------------------------------------------------------------------------------------------------------------------
       480,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2009               487,085
------------------------------------------------------------------------------------------------------------------------------
       525,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2010               532,749
------------------------------------------------------------------------------------------------------------------------------
       565,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2011               573,339
------------------------------------------------------------------------------------------------------------------------------
       605,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2012               613,930
------------------------------------------------------------------------------------------------------------------------------
       655,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2013               664,668


                         36 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      780,000   NYS HFA (Nonprofit Hsg.)                                        8.400%       11/01/2014      $        791,513
------------------------------------------------------------------------------------------------------------------------------
       835,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2015               847,325
------------------------------------------------------------------------------------------------------------------------------
       900,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2016               913,284
------------------------------------------------------------------------------------------------------------------------------
       990,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2017             1,004,612
------------------------------------------------------------------------------------------------------------------------------
     1,060,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2018             1,075,646
------------------------------------------------------------------------------------------------------------------------------
       460,000   NYS HFA (Nonprofit Hsg.)                                        8.400        11/01/2019               466,790
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS HFA (Phillips Village)                                      7.750        08/15/2017             5,095,500
------------------------------------------------------------------------------------------------------------------------------
        70,000   NYS HFA (Service Contract)                                      5.375        03/15/2023                70,081
------------------------------------------------------------------------------------------------------------------------------
     5,600,000   NYS HFA (Service Contract)                                      5.500        09/15/2022             5,785,584
------------------------------------------------------------------------------------------------------------------------------
     5,525,000   NYS HFA (Service Contract)                                      5.500        03/15/2025             5,706,275
------------------------------------------------------------------------------------------------------------------------------
       255,000   NYS HFA (Service Contract)                                      6.500        03/15/2025               259,032
------------------------------------------------------------------------------------------------------------------------------
       305,000   NYS HFA (Shorehill Hsg.)                                        7.500        05/01/2008               305,299
------------------------------------------------------------------------------------------------------------------------------
     1,540,000   NYS HFA (Tiffany Gardens)                                       4.900        08/15/2025             1,542,941
------------------------------------------------------------------------------------------------------------------------------
     3,210,000   NYS HFA (Tiffany Gardens)                                       5.125        08/15/2037             3,204,832
------------------------------------------------------------------------------------------------------------------------------
       320,000   NYS LGSC (SCSB) 1                                               7.250        12/15/2011               328,368
------------------------------------------------------------------------------------------------------------------------------
       810,000   NYS LGSC (SCSB) 1                                               7.375        12/15/2016               835,580
------------------------------------------------------------------------------------------------------------------------------
       980,000   NYS LGSC (SCSB) 1                                               7.750        12/15/2021             1,030,441
------------------------------------------------------------------------------------------------------------------------------
     1,045,000   NYS Medcare (Central Suffolk Hospital)                          6.125        11/01/2016             1,046,662
------------------------------------------------------------------------------------------------------------------------------
        65,000   NYS Medcare (Hospital & Nursing Home)                           6.200        08/15/2022                65,510
------------------------------------------------------------------------------------------------------------------------------
       960,000   NYS Medcare (Hospital & Nursing Home)                           6.300        08/15/2023               961,709
------------------------------------------------------------------------------------------------------------------------------
       740,000   NYS Medcare (Hospital & Nursing Home)                           6.375        08/15/2033               741,362
------------------------------------------------------------------------------------------------------------------------------
       645,000   NYS Medcare (Hospital & Nursing Home)                           7.400        11/01/2016               647,038
------------------------------------------------------------------------------------------------------------------------------
       530,000   NYS Medcare (Hospital & Nursing Home)                           9.375        11/01/2016               550,405
------------------------------------------------------------------------------------------------------------------------------
       195,000   NYS Medcare (Hospital & Nursing Home)                          10.000        11/01/2006               196,071
------------------------------------------------------------------------------------------------------------------------------
        40,000   NYS Medcare (M.G. Nursing Home)                                 6.200        02/15/2015                40,864
------------------------------------------------------------------------------------------------------------------------------
     1,670,000   NYS Medcare (M.G. Nursing Home)                                 6.375        02/15/2035             1,706,272
------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS Medcare (Montefiore Medical Center)                         5.750        02/15/2025               351,232
------------------------------------------------------------------------------------------------------------------------------
     5,875,000   NYS Medcare (St. Peter's Hospital)                              5.375        11/01/2020             5,909,898
------------------------------------------------------------------------------------------------------------------------------
     7,140,000   NYS Thruway Authority RITES                                     7.454 4      01/01/2025             7,737,761
------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS UDC (Correctional Facilities)                               6.310 2      01/01/2013                 3,578
------------------------------------------------------------------------------------------------------------------------------
     5,480,000   Oneida County IDA (Bonide Products) 3                           6.250        11/01/2018             5,419,775
------------------------------------------------------------------------------------------------------------------------------
       830,000   Oneida County IDA (Civic Facilities-Mohawk Valley)              5.000        09/15/2035               820,505
------------------------------------------------------------------------------------------------------------------------------
       450,000   Oneida County IDA
                 (Mohawk Valley Handicapped Services)                            5.300        03/15/2019               460,548
------------------------------------------------------------------------------------------------------------------------------
       740,000   Oneida County IDA
                 (Mohawk Valley Handicapped Services)                            5.350        03/15/2029               754,201
------------------------------------------------------------------------------------------------------------------------------
     1,190,000   Oneida County IDA (Presbyterian Home)                           5.250        03/01/2019             1,209,944
------------------------------------------------------------------------------------------------------------------------------
     1,015,000   Oneida County IDA (Presbyterian Home)                           6.100        06/01/2020             1,076,925
------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Onondaga County IDA (Air Cargo)                                 6.125        01/01/2032             4,197,440
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Onondaga County IDA (Air Cargo)                                 7.250        01/01/2032             2,157,380
------------------------------------------------------------------------------------------------------------------------------
       295,000   Onondaga County IDA (Central New York
                 Charter School for Math & Science) 5                            8.500        01/01/2032               102,982


                         37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      475,000   Onondaga County IDA (Coltec Industries)                         7.250%       06/01/2008      $        481,066
------------------------------------------------------------------------------------------------------------------------------
       770,000   Onondaga County IDA (Coltec Industries)                         9.875        10/01/2010               773,496
------------------------------------------------------------------------------------------------------------------------------
     1,390,000   Onondaga County IDA (Community General Hospital)                5.500        11/01/2018             1,395,769
------------------------------------------------------------------------------------------------------------------------------
     7,280,000   Onondaga County IDA (Community General Hospital)                6.625        01/01/2018             7,328,485
------------------------------------------------------------------------------------------------------------------------------
     4,710,000   Onondaga County IDA (Le Moyne College)                          5.625        12/01/2021             4,921,244
------------------------------------------------------------------------------------------------------------------------------
    11,500,000   Onondaga County IDA (Solvay Paperboard) 3                       6.800        11/01/2014            11,938,610
------------------------------------------------------------------------------------------------------------------------------
    67,200,000   Onondaga County IDA (Solvay Paperboard) 3                       7.000        11/01/2030            69,951,168
------------------------------------------------------------------------------------------------------------------------------
       750,000   Onondaga County IDA (Syracuse Home)                             5.200        12/01/2018               763,853
------------------------------------------------------------------------------------------------------------------------------
       500,000   Onondaga County IDA Sewage Waste Facilities
                 (Anheuser-Busch Companies)                                      6.250        12/01/2034               527,505
------------------------------------------------------------------------------------------------------------------------------
    52,669,598   Onondaga County Res Rec                                         0.000 6      05/01/2022            28,687,550
------------------------------------------------------------------------------------------------------------------------------
    41,580,000   Onondaga County Res Rec                                         5.000        05/01/2015            39,605,782
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Orange County IDA (Arden Hill Life Care Center)                 7.000        08/01/2021             2,656,350
------------------------------------------------------------------------------------------------------------------------------
     2,310,000   Orange County IDA (Arden Hill Life Care Center)                 7.000        08/01/2031             2,429,358
------------------------------------------------------------------------------------------------------------------------------
     2,090,000   Orange County IDA (Arden Hill Life Care Center)                 7.000        08/01/2031             2,197,990
------------------------------------------------------------------------------------------------------------------------------
     2,705,000   Orange County IDA (Glen Arden)                                  5.625        01/01/2018             2,748,983
------------------------------------------------------------------------------------------------------------------------------
     5,590,000   Orange County IDA (Glen Arden)                                  5.700        01/01/2028             5,655,068
------------------------------------------------------------------------------------------------------------------------------
     2,685,000   Orange County IDA (Kingston Manufacturing) 1                    8.000        11/01/2017             1,350,099
------------------------------------------------------------------------------------------------------------------------------
       295,000   Orange County IDA
                 (Orange Mental Retardation Properties)                          7.800        07/01/2011               297,690
------------------------------------------------------------------------------------------------------------------------------
     1,715,000   Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)                  5.375        12/01/2021             1,784,698
------------------------------------------------------------------------------------------------------------------------------
     6,330,000   Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)                  5.375        12/01/2026             6,573,009
------------------------------------------------------------------------------------------------------------------------------
     2,235,000   Orange County IDA
                 (St. Luke's Cornwall Hospital Obligated Group)                  5.375        12/01/2026             2,320,802
------------------------------------------------------------------------------------------------------------------------------
     7,650,000   Orange County IDA (Tuxedo Place) 1                              7.000        08/01/2032             5,746,374
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Orange County IDA (Tuxedo Place) 1                              7.000        08/01/2033             1,876,800
------------------------------------------------------------------------------------------------------------------------------
     2,755,000   Oswego County IDA (Bishop's Common)                             5.375        02/01/2049             2,856,797
------------------------------------------------------------------------------------------------------------------------------
     3,260,000   Oswego County IDA (Seneca Hill Manor)                           5.650        08/01/2037             3,372,470
------------------------------------------------------------------------------------------------------------------------------
     6,860,000   Otsego County IDA (Hartwick College)                            5.900        07/01/2022             6,954,942
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Otsego County IDA (Mary Imogene Bassett Hospital)               5.350        11/01/2020             3,122,370
------------------------------------------------------------------------------------------------------------------------------
    10,890,000   Peekskill IDA (Drum Hill)                                       6.375        10/01/2028            10,512,662
------------------------------------------------------------------------------------------------------------------------------
       537,716   Peekskill IDA (Karta)                                           9.000        07/01/2010               545,712
------------------------------------------------------------------------------------------------------------------------------
     1,515,000   Port Authority  NY/NJ (Continental Airlines)                    9.000        12/01/2006             1,540,907
------------------------------------------------------------------------------------------------------------------------------
     1,770,000   Port Authority  NY/NJ (Continental Airlines)                    9.000        12/01/2010             1,809,117
------------------------------------------------------------------------------------------------------------------------------
    53,290,000   Port Authority  NY/NJ (Continental Airlines)                    9.125        12/01/2015            55,123,176
------------------------------------------------------------------------------------------------------------------------------
     2,795,000   Port Authority  NY/NJ (Delta Air Lines) 1                       6.950        06/01/2008             2,767,413
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Port Authority  NY/NJ (JFK International Air Terminal)          5.750        12/01/2025             3,070,170
------------------------------------------------------------------------------------------------------------------------------
     7,385,000   Port Authority  NY/NJ (KIAC)                                    6.750        10/01/2011             7,517,856
------------------------------------------------------------------------------------------------------------------------------
    46,420,000   Port Authority  NY/NJ (KIAC)                                    6.750        10/01/2019            47,177,574
------------------------------------------------------------------------------------------------------------------------------
     6,400,000   Port Authority  NY/NJ (KIAC)                                    7.000        10/01/2007             6,503,232


                         38 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   20,000,000   Port Authority  NY/NJ RITES                                     7.367% 4     09/15/2013      $     21,187,200
------------------------------------------------------------------------------------------------------------------------------
    50,660,000   Port Authority  NY/NJ, 37th Series                              5.250        07/15/2034            52,315,569
------------------------------------------------------------------------------------------------------------------------------
     8,150,000   Port Authority  NY/NJ, 108th Series                             5.875        01/15/2017             8,311,370
------------------------------------------------------------------------------------------------------------------------------
        35,000   Port Authority  NY/NJ, 111th Series                             5.000        10/01/2032                35,280
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Port Authority  NY/NJ, 120th Series                             5.750        10/15/2026             1,030,800
------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Port Authority  NY/NJ, 121st Series                             5.125        10/15/2030             4,877,949
------------------------------------------------------------------------------------------------------------------------------
        30,000   Port Authority  NY/NJ, 122nd Series                             5.000        07/15/2026                30,157
------------------------------------------------------------------------------------------------------------------------------
        75,000   Port Authority  NY/NJ, 122nd Series                             5.125        01/15/2036                75,651
------------------------------------------------------------------------------------------------------------------------------
     9,525,000   Port Authority  NY/NJ, 124th Series                             5.000        08/01/2036             9,573,101
------------------------------------------------------------------------------------------------------------------------------
       120,000   Port Authority  NY/NJ, 126th Series                             5.125        11/15/2028               122,636
------------------------------------------------------------------------------------------------------------------------------
       210,000   Port Authority  NY/NJ, 126th Series                             5.125        11/15/2030               214,337
------------------------------------------------------------------------------------------------------------------------------
        25,000   Port Authority  NY/NJ, 127th Series                             5.200        12/15/2027                25,832
------------------------------------------------------------------------------------------------------------------------------
     7,015,000   Port Authority  NY/NJ, 127th Series                             5.250        12/15/2032             7,233,307
------------------------------------------------------------------------------------------------------------------------------
       495,000   Port Authority  NY/NJ, 132nd Series                             5.000        09/01/2026               505,742
------------------------------------------------------------------------------------------------------------------------------
    35,100,000   Port Authority  NY/NJ, 132nd Series                             5.000        09/01/2038            35,548,578
------------------------------------------------------------------------------------------------------------------------------
    16,105,000   Port Authority  NY/NJ, 136th Series                             5.125        05/01/2034            16,464,786
------------------------------------------------------------------------------------------------------------------------------
    19,175,000   Port Authority  NY/NJ, 136th Series                             5.375        11/01/2028            20,086,771
------------------------------------------------------------------------------------------------------------------------------
    22,855,000   Port Authority  NY/NJ, 136th Series                             5.500        11/01/2029            24,222,415
------------------------------------------------------------------------------------------------------------------------------
     1,430,000   Port Authority  NY/NJ, 137th Series                             5.125        07/15/2030             1,465,965
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Port Authority  NY/NJ, 140th Series                             5.000        12/01/2034             5,099,350
------------------------------------------------------------------------------------------------------------------------------
    18,040,000   Port Authority  NY/NJ, 141st Series 3                           5.000        09/01/2027            18,297,250
------------------------------------------------------------------------------------------------------------------------------
    47,910,000   Port Authority  NY/NJ, 143rd Series                             5.000        10/01/2030            48,329,692
------------------------------------------------------------------------------------------------------------------------------
    27,535,000   Port Authority  NY/NJ, 143rd Series                             5.000        04/01/2036            27,708,195
------------------------------------------------------------------------------------------------------------------------------
     2,755,000   Poughkeepsie IDA (Eastman & Bixby Redevel. Corp.)               6.000        08/01/2032             2,901,153
------------------------------------------------------------------------------------------------------------------------------
     1,990,000   Putnam County IDA (Brewster Plastics)                           8.500        12/01/2016             2,040,805
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Rensselaer County IDA (Franciscan Heights)                      5.375        12/01/2036             1,540,800
------------------------------------------------------------------------------------------------------------------------------
    22,400,000   Rensselaer County IDA (Rensselaer Polytechnical Institute)      5.000        03/01/2036            22,681,344
------------------------------------------------------------------------------------------------------------------------------
     2,125,000   Rensselaer County Tobacco Asset
                 Securitization Corp. RITES                                      8.107 4      06/01/2035             2,249,865
------------------------------------------------------------------------------------------------------------------------------
     2,430,000   Rensselaer County Tobacco Asset
                 Securitization Corp. RITES                                      8.107 4      06/01/2043             2,611,205
------------------------------------------------------------------------------------------------------------------------------
         5,000   Rensselaer Hsg. Authority (Renwyck)                             7.650        01/01/2011                 5,129
------------------------------------------------------------------------------------------------------------------------------
    18,975,000   Rensselaer Municipal Leasing Corp.
                 (Rensselaer County Nursing Home)                                6.900        06/01/2024            19,128,318
------------------------------------------------------------------------------------------------------------------------------
     1,580,000   Riverhead IDA (Michael Reilly Design)                           8.875        08/01/2021             1,510,069
------------------------------------------------------------------------------------------------------------------------------
    15,120,000   Rochester Hsg. Authority (Crossroads Apartments) 3              7.700        01/01/2017            15,343,776
------------------------------------------------------------------------------------------------------------------------------
     6,790,000   Rochester Museum & Science Center                               6.125        12/01/2015             6,833,592
------------------------------------------------------------------------------------------------------------------------------
     1,195,000   Rockland County IDA (Crystal Run Village/
                 Rockland County Assoc. for the
                 Learning Disabled Obligated Group)                              4.900        07/01/2021             1,176,047
------------------------------------------------------------------------------------------------------------------------------
    30,000,000   Rockland County Tobacco Asset Securitization Corp.              5.880 2      08/15/2045             2,684,700
------------------------------------------------------------------------------------------------------------------------------
   441,000,000   Rockland County Tobacco Asset Securitization Corp.              7.620 2      08/15/2060             7,871,850


                         39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    3,075,000   Rockland County Tobacco Asset
                 Securitization Corp. RITES                                      7.705% 4     08/15/2035      $      3,260,853
------------------------------------------------------------------------------------------------------------------------------
     3,360,000   Rockland County Tobacco Asset
                 Securitization Corp. RITES                                      7.705 4      08/15/2043             3,617,746
------------------------------------------------------------------------------------------------------------------------------
        20,000   Sanford Town GO                                                 5.250        04/15/2015                20,899
------------------------------------------------------------------------------------------------------------------------------
        20,000   Sanford Town GO                                                 5.250        04/15/2016                20,937
------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                 5.250        04/15/2017                26,046
------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                 5.250        04/15/2018                25,958
------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                 5.250        04/15/2019                25,839
------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                 5.250        04/15/2020                25,741
------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                 5.250        04/15/2021                30,748
------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                 5.250        04/15/2022                30,631
------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                 5.250        04/15/2023                30,515
------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                 5.250        04/15/2024                30,399
------------------------------------------------------------------------------------------------------------------------------
        35,000   Sanford Town GO                                                 5.250        04/15/2025                35,331
------------------------------------------------------------------------------------------------------------------------------
        35,000   Sanford Town GO                                                 5.250        04/15/2026                35,224
------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                 5.250        04/15/2027                40,237
------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                 5.250        04/15/2028                40,176
------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                 5.250        04/15/2029                40,134
------------------------------------------------------------------------------------------------------------------------------
        45,000   Sanford Town GO                                                 5.250        04/15/2030                45,014
------------------------------------------------------------------------------------------------------------------------------
        45,000   Sanford Town GO                                                 5.250        04/15/2031                44,903
------------------------------------------------------------------------------------------------------------------------------
        50,000   Sanford Town GO                                                 5.250        04/15/2032                49,870
------------------------------------------------------------------------------------------------------------------------------
        50,000   Sanford Town GO                                                 5.250        04/15/2033                49,818
------------------------------------------------------------------------------------------------------------------------------
        55,000   Sanford Town GO                                                 5.250        04/15/2034                54,749
------------------------------------------------------------------------------------------------------------------------------
        60,000   Sanford Town GO                                                 5.250        04/15/2035                59,599
------------------------------------------------------------------------------------------------------------------------------
        60,000   Sanford Town GO                                                 5.250        04/15/2036                59,593
------------------------------------------------------------------------------------------------------------------------------
       970,000   Saratoga County IDA (ARC)                                       8.400        03/01/2013               973,026
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Saratoga County IDA (Saratoga Hospital/
                 Saratoga Care/Benedict Community Health Center)                 5.125        12/01/2033             3,057,330
------------------------------------------------------------------------------------------------------------------------------
     1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                         6.000        11/01/2030             1,749,499
------------------------------------------------------------------------------------------------------------------------------
     3,335,000   Schenectady Metroplex Devel. Authority, Series A                5.375        12/15/2021             3,456,261
------------------------------------------------------------------------------------------------------------------------------
       188,000   Schroon Lake Fire District 1                                    7.250        03/01/2009               188,493
------------------------------------------------------------------------------------------------------------------------------
       175,000   Scotia Hsg. Authority (Holyrood House)                          7.000        06/01/2009               175,999
------------------------------------------------------------------------------------------------------------------------------
     8,390,000   SONYMA RITES                                                    7.303 4      10/01/2034             7,860,759
------------------------------------------------------------------------------------------------------------------------------
     2,475,000   SONYMA, Series 29                                               5.450        04/01/2031             2,515,937
------------------------------------------------------------------------------------------------------------------------------
    21,155,000   SONYMA, Series 29                                               5.450        10/01/2031            21,545,521
------------------------------------------------------------------------------------------------------------------------------
     7,400,000   SONYMA, Series 35                                               4.800        10/01/2030             7,238,606
------------------------------------------------------------------------------------------------------------------------------
     6,395,000   SONYMA, Series 65                                               5.850        10/01/2028             6,555,003
------------------------------------------------------------------------------------------------------------------------------
        20,000   SONYMA, Series 66                                               5.700        10/01/2027                20,511
------------------------------------------------------------------------------------------------------------------------------
    18,750,000   SONYMA, Series 67 3                                             5.800        10/01/2028            19,128,750
------------------------------------------------------------------------------------------------------------------------------
     3,495,000   SONYMA, Series 69                                               5.400        10/01/2019             3,561,265
------------------------------------------------------------------------------------------------------------------------------
     4,095,000   SONYMA, Series 69                                               5.500        10/01/2028             4,150,774


                         40 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    3,010,000   SONYMA, Series 69 RITES                                         6.788% 4     10/01/2028      $      3,092,023
------------------------------------------------------------------------------------------------------------------------------
    12,655,000   SONYMA, Series 71                                               5.400        04/01/2029            12,812,681
------------------------------------------------------------------------------------------------------------------------------
        35,000   SONYMA, Series 71                                               5.400        04/01/2029                35,436
------------------------------------------------------------------------------------------------------------------------------
     9,805,000   SONYMA, Series 71 RITES                                         6.588 4      04/01/2029            10,049,243
------------------------------------------------------------------------------------------------------------------------------
     5,500,000   SONYMA, Series 73 RITES                                         8.604 4      10/01/2028             5,786,220
------------------------------------------------------------------------------------------------------------------------------
     1,725,000   SONYMA, Series 73-A                                             5.300        10/01/2028             1,747,442
------------------------------------------------------------------------------------------------------------------------------
       100,000   SONYMA, Series 77                                               5.150        04/01/2029               100,706
------------------------------------------------------------------------------------------------------------------------------
    10,175,000   SONYMA, Series 79                                               5.300        04/01/2029            10,332,916
------------------------------------------------------------------------------------------------------------------------------
       460,000   SONYMA, Series 82                                               5.650        04/01/2030               461,780
------------------------------------------------------------------------------------------------------------------------------
     5,955,000   SONYMA, Series 97                                               5.500        04/01/2031             6,075,291
------------------------------------------------------------------------------------------------------------------------------
     2,480,000   SONYMA, Series 106                                              5.100        04/01/2023             2,512,091
------------------------------------------------------------------------------------------------------------------------------
    14,865,000   SONYMA, Series 133 3,7                                          5.050        10/01/2026            14,974,258
------------------------------------------------------------------------------------------------------------------------------
       300,000   St. Lawrence County IDA (Clarkson University)                   5.125        07/01/2021               302,904
------------------------------------------------------------------------------------------------------------------------------
     1,315,000   St. Lawrence County IDA (Clarkson University)                   5.250        07/01/2031             1,329,715
------------------------------------------------------------------------------------------------------------------------------
     2,370,000   St. Lawrence County IDA (Clarkson University)                   5.500        07/01/2029             2,436,763
------------------------------------------------------------------------------------------------------------------------------
     2,805,000   St. Lawrence County IDA (Hepburn Medical Center)                5.375        12/01/2019             2,896,499
------------------------------------------------------------------------------------------------------------------------------
     3,595,000   St. Lawrence County IDA (Hepburn Medical Center)                5.500        12/01/2024             3,729,813
------------------------------------------------------------------------------------------------------------------------------
     1,295,000   Suffolk County IDA (ACLD)                                       6.000        12/01/2019             1,309,815
------------------------------------------------------------------------------------------------------------------------------
       530,000   Suffolk County IDA (ALIA-ACDS)                                  7.125        06/01/2017               566,385
------------------------------------------------------------------------------------------------------------------------------
       315,000   Suffolk County IDA (ALIA-ACLD)                                  6.375        06/01/2014               318,408
------------------------------------------------------------------------------------------------------------------------------
     1,310,000   Suffolk County IDA (ALIA-ACLD)                                  6.500        03/01/2018             1,343,995
------------------------------------------------------------------------------------------------------------------------------
       745,000   Suffolk County IDA (ALIA-ACLD)                                  7.500        09/01/2015               800,748
------------------------------------------------------------------------------------------------------------------------------
       285,000   Suffolk County IDA (ALIA-ADD)                                   6.950        12/01/2014               303,636
------------------------------------------------------------------------------------------------------------------------------
       480,000   Suffolk County IDA (ALIA-ADD)                                   7.125        06/01/2017               512,952
------------------------------------------------------------------------------------------------------------------------------
       440,000   Suffolk County IDA (ALIA-ADD)                                   7.500        09/01/2015               472,925
------------------------------------------------------------------------------------------------------------------------------
     1,370,000   Suffolk County IDA (ALIA-DDI)                                   6.375        06/01/2014             1,420,690
------------------------------------------------------------------------------------------------------------------------------
       100,000   Suffolk County IDA (ALIA-DDI)                                   7.500        09/01/2015               107,483
------------------------------------------------------------------------------------------------------------------------------
       700,000   Suffolk County IDA (ALIA-FREE)                                  6.375        06/01/2014               725,900
------------------------------------------------------------------------------------------------------------------------------
     1,750,000   Suffolk County IDA (ALIA-FREE)                                  6.950        12/01/2014             1,864,433
------------------------------------------------------------------------------------------------------------------------------
     3,965,000   Suffolk County IDA (ALIA-FREE)                                  7.125        06/01/2017             4,237,197
------------------------------------------------------------------------------------------------------------------------------
       560,000   Suffolk County IDA (ALIA-IGHL)                                  6.375        06/01/2014               566,059
------------------------------------------------------------------------------------------------------------------------------
       600,000   Suffolk County IDA (ALIA-IGHL)                                  6.950        12/01/2014               639,234
------------------------------------------------------------------------------------------------------------------------------
     1,110,000   Suffolk County IDA (ALIA-IGHL)                                  7.125        06/01/2017             1,186,202
------------------------------------------------------------------------------------------------------------------------------
     1,945,000   Suffolk County IDA (ALIA-IGHL)                                  7.250        12/01/2033             2,035,520
------------------------------------------------------------------------------------------------------------------------------
       265,000   Suffolk County IDA (ALIA-IGHL)                                  7.500        09/01/2015               284,830
------------------------------------------------------------------------------------------------------------------------------
       330,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)               6.375        06/01/2014               334,389
------------------------------------------------------------------------------------------------------------------------------
       715,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)               6.950        12/01/2014               761,754
------------------------------------------------------------------------------------------------------------------------------
       275,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)               7.500        09/01/2015               295,578
------------------------------------------------------------------------------------------------------------------------------
       600,000   Suffolk County IDA (ALIA-MCH)                                   6.375        06/01/2014               606,492
------------------------------------------------------------------------------------------------------------------------------
     1,685,000   Suffolk County IDA (ALIA-MCH)                                   6.950        12/01/2014             1,795,182
------------------------------------------------------------------------------------------------------------------------------
     1,355,000   Suffolk County IDA (ALIA-MCH)                                   7.125        06/01/2017             1,448,021


                         41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      745,000   Suffolk County IDA (ALIA-NYS ARC)                               7.500%       09/01/2015      $        800,748
------------------------------------------------------------------------------------------------------------------------------
       400,000   Suffolk County IDA (ALIA-Pederson-Krag Center)                  8.375        06/01/2016               433,900
------------------------------------------------------------------------------------------------------------------------------
       595,000   Suffolk County IDA (ALIA-SMCFS)                                 7.500        09/01/2015               639,524
------------------------------------------------------------------------------------------------------------------------------
       710,000   Suffolk County IDA (ALIA-Suffolk Hostels)                       7.500        09/01/2015               763,129
------------------------------------------------------------------------------------------------------------------------------
       235,000   Suffolk County IDA (ALIA-UCPAGS)                                6.375        06/01/2014               237,543
------------------------------------------------------------------------------------------------------------------------------
     1,040,000   Suffolk County IDA (ALIA-UCPAGS)                                6.950        12/01/2014             1,108,006
------------------------------------------------------------------------------------------------------------------------------
       785,000   Suffolk County IDA (ALIA-UCPAGS)                                7.000        06/01/2016               837,399
------------------------------------------------------------------------------------------------------------------------------
       500,000   Suffolk County IDA (ALIA-UCPAGS)                                7.500        09/01/2015               537,415
------------------------------------------------------------------------------------------------------------------------------
       370,000   Suffolk County IDA (ALIA-WORCA)                                 6.950        12/01/2014               394,194
------------------------------------------------------------------------------------------------------------------------------
       850,000   Suffolk County IDA (ALIA-WORCA)                                 7.125        06/01/2017               908,353
------------------------------------------------------------------------------------------------------------------------------
       590,000   Suffolk County IDA (ALIA-WORCA)                                 7.500        09/01/2015               634,150
------------------------------------------------------------------------------------------------------------------------------
     7,293,119   Suffolk County IDA (Camelot Village) 1,5                        7.900        11/01/2031                59,804
------------------------------------------------------------------------------------------------------------------------------
       720,000   Suffolk County IDA (Catholic Charities)                         6.000        10/01/2020               719,172
------------------------------------------------------------------------------------------------------------------------------
       195,000   Suffolk County IDA (CCSSVD)                                     7.000        04/01/2010               202,808
------------------------------------------------------------------------------------------------------------------------------
     2,595,000   Suffolk County IDA (CCSSVD)                                     8.000        04/01/2030             2,737,232
------------------------------------------------------------------------------------------------------------------------------
       245,000   Suffolk County IDA (DDI)                                        6.000        12/01/2019               247,803
------------------------------------------------------------------------------------------------------------------------------
       650,000   Suffolk County IDA (DDI)                                        6.000        10/01/2020               649,253
------------------------------------------------------------------------------------------------------------------------------
       670,000   Suffolk County IDA (DDI)                                        6.000        10/01/2020               669,230
------------------------------------------------------------------------------------------------------------------------------
       520,000   Suffolk County IDA (DDI)                                        6.250        03/01/2009               519,480
------------------------------------------------------------------------------------------------------------------------------
     5,025,000   Suffolk County IDA (DDI)                                        7.250        03/01/2024             5,030,327
------------------------------------------------------------------------------------------------------------------------------
     8,940,000   Suffolk County IDA (DDI)                                        8.750        03/01/2023             9,012,325
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Suffolk County IDA (Dowling College)                            5.000        06/01/2036             1,989,160
------------------------------------------------------------------------------------------------------------------------------
     2,470,000   Suffolk County IDA (Dowling College)                            6.625        06/01/2024             2,470,667
------------------------------------------------------------------------------------------------------------------------------
     3,240,000   Suffolk County IDA (Dowling College)                            6.700        12/01/2020             3,273,988
------------------------------------------------------------------------------------------------------------------------------
     1,835,000   Suffolk County IDA (Family Residences)                          6.000        12/01/2019             1,855,992
------------------------------------------------------------------------------------------------------------------------------
     1,345,000   Suffolk County IDA (Family Services League)                     5.000        11/01/2027             1,359,997
------------------------------------------------------------------------------------------------------------------------------
       830,000   Suffolk County IDA (Family Services League)                     5.000        11/01/2034               835,403
------------------------------------------------------------------------------------------------------------------------------
       160,000   Suffolk County IDA (Federation of Organizations)                7.625        04/01/2010               165,354
------------------------------------------------------------------------------------------------------------------------------
     2,195,000   Suffolk County IDA (Federation of Organizations)                8.125        04/01/2030             2,290,263
------------------------------------------------------------------------------------------------------------------------------
     2,600,000   Suffolk County IDA (Gurwin Jewish-Phase II)                     6.700        05/01/2039             2,791,620
------------------------------------------------------------------------------------------------------------------------------
     3,860,000   Suffolk County IDA (Huntington First Aid Squad)                 6.650        11/01/2017             3,994,289
------------------------------------------------------------------------------------------------------------------------------
       285,000   Suffolk County IDA (Independent Group Home Living)              6.000        12/01/2019               288,260
------------------------------------------------------------------------------------------------------------------------------
     1,460,000   Suffolk County IDA (Independent Group Home Living)              6.000        10/01/2020             1,458,321
------------------------------------------------------------------------------------------------------------------------------
     2,950,000   Suffolk County IDA (Jefferson's Ferry)                          5.000        11/01/2028             2,928,229
------------------------------------------------------------------------------------------------------------------------------
    13,760,000   Suffolk County IDA (Keyspan-Port Jefferson Center)              5.250        06/01/2027            14,015,798
------------------------------------------------------------------------------------------------------------------------------
     4,065,000   Suffolk County IDA (L.I. Network Community Services)            7.550        02/01/2034             4,188,495
------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Suffolk County IDA (Medford Hamlet Assisted Living)             6.375        01/01/2039             7,927,360
------------------------------------------------------------------------------------------------------------------------------
     1,865,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)         6.750        11/01/2036             1,851,814
------------------------------------------------------------------------------------------------------------------------------
       635,000   Suffolk County IDA (Nassau-Suffolk Services for Autism)         6.750        11/01/2036               630,511
------------------------------------------------------------------------------------------------------------------------------
     3,225,000   Suffolk County IDA (New Interdisciplinary School)               6.750        12/01/2019             3,276,568
------------------------------------------------------------------------------------------------------------------------------
       845,000   Suffolk County IDA (Nissequogue Cogeneration Partners)          4.875        01/01/2008               840,082


                         42 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    8,750,000   Suffolk County IDA (Nissequogue Cogeneration Partners)          5.300%       01/01/2013      $      8,534,225
------------------------------------------------------------------------------------------------------------------------------
    18,825,000   Suffolk County IDA (Nissequogue Cogeneration Partners)          5.500        01/01/2023            18,114,356
------------------------------------------------------------------------------------------------------------------------------
       680,000   Suffolk County IDA (OBPWC)                                      7.500        11/01/2022               680,313
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Suffolk County IDA (Peconic Landing Retirement Home)            8.000        10/01/2020             1,111,420
------------------------------------------------------------------------------------------------------------------------------
     2,850,000   Suffolk County IDA (Peconic Landing Retirement Home)            8.000        10/01/2030             3,146,942
------------------------------------------------------------------------------------------------------------------------------
     4,800,000   Suffolk County IDA (Pederson-Krager Center)                     7.200        02/01/2035             4,867,584
------------------------------------------------------------------------------------------------------------------------------
       185,000   Suffolk County IDA (Pederson-Krager Center)                     7.625        04/01/2010               195,353
------------------------------------------------------------------------------------------------------------------------------
     2,545,000   Suffolk County IDA (Pederson-Krager Center)                     8.125        04/01/2030             2,698,922
------------------------------------------------------------------------------------------------------------------------------
     1,260,000   Suffolk County IDA (Rimland Facilities) 1                       4.875 8      12/01/2009             1,244,426
------------------------------------------------------------------------------------------------------------------------------
       550,000   Suffolk County IDA (Suffolk Hotels)                             6.000        10/01/2020               549,368
------------------------------------------------------------------------------------------------------------------------------
     2,245,000   Suffolk County IDA (United Cerebral Palsy Assoc.)               6.000        12/01/2019             2,270,683
------------------------------------------------------------------------------------------------------------------------------
     3,350,000   Suffolk County IDA (United Cerebral Palsy Assoc.)               7.875        09/01/2041             3,460,517
------------------------------------------------------------------------------------------------------------------------------
     1,620,000   Suffolk County IDA (Windmill Village)                           5.700        12/01/2026             1,688,769
------------------------------------------------------------------------------------------------------------------------------
     1,305,000   Suffolk County IDA (Windmill Village)                           5.750        12/01/2031             1,361,389
------------------------------------------------------------------------------------------------------------------------------
       825,000   Suffolk County IDA (Wireless Boulevard Realty)                  7.875        12/01/2012               855,434
------------------------------------------------------------------------------------------------------------------------------
     4,005,000   Suffolk County IDA (Wireless Boulevard Realty)                  8.625        12/01/2026             4,158,271
------------------------------------------------------------------------------------------------------------------------------
     1,020,000   Suffolk County IDA (WORCA)                                      6.000        10/01/2020             1,018,827
------------------------------------------------------------------------------------------------------------------------------
        50,000   Suffolk County Water Authority                                  5.125        06/01/2026                51,215
------------------------------------------------------------------------------------------------------------------------------
     4,995,000   Sullivan County IDA (Center for Discovery)                      5.625        06/01/2013             4,980,115
------------------------------------------------------------------------------------------------------------------------------
     6,705,000   Sullivan County IDA (Center for Discovery)                      6.000        06/01/2019             6,678,515
------------------------------------------------------------------------------------------------------------------------------
     4,900,000   Sullivan County IDA (Center for Discovery)                      6.500        06/01/2025             4,883,977
------------------------------------------------------------------------------------------------------------------------------
     4,700,000   Sullivan County IDA (Center for Discovery)                      6.950        02/01/2035             4,777,409
------------------------------------------------------------------------------------------------------------------------------
     2,225,000   Sullivan County IDA (Center for Discovery)                      7.250        02/01/2012             2,330,243
------------------------------------------------------------------------------------------------------------------------------
     9,965,000   Sullivan County IDA (Center for Discovery)                      7.750        02/01/2027            10,620,199
------------------------------------------------------------------------------------------------------------------------------
     8,535,000   Sullivan County IDA (SCCC Dorm Corp. Civic Facility)            7.250        06/01/2027             8,374,030
------------------------------------------------------------------------------------------------------------------------------
       235,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)        7.375        11/01/2008               232,037
------------------------------------------------------------------------------------------------------------------------------
     6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights Corp.)        8.500        11/01/2031             6,887,207
------------------------------------------------------------------------------------------------------------------------------
     6,590,000   Syracuse Hsg. Authority (LRRHCF)                                5.800        08/01/2037             6,865,067
------------------------------------------------------------------------------------------------------------------------------
       245,000   Syracuse Hsg. Authority (LRRHCF)                                7.500        08/01/2010               246,575
------------------------------------------------------------------------------------------------------------------------------
     2,435,000   Syracuse Hsg. Authority (Pavilion on James)                     7.500        11/01/2042             2,293,940
------------------------------------------------------------------------------------------------------------------------------
       145,000   Syracuse IDA (Anoplate Corp.)                                   7.250        11/01/2007               147,845
------------------------------------------------------------------------------------------------------------------------------
     2,195,000   Syracuse IDA (Anoplate Corp.)                                   8.000        11/01/2022             2,306,528
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Syracuse IDA (Crouse Irving Health Hospital)                    5.375        01/01/2023               891,790
------------------------------------------------------------------------------------------------------------------------------
    16,760,000   Syracuse IDA (James Square)                                     7.200 2      08/01/2025             4,529,558
------------------------------------------------------------------------------------------------------------------------------
       725,000   Syracuse IDA (Jewish Home of Central NY)                        7.375        03/01/2021               778,476
------------------------------------------------------------------------------------------------------------------------------
     2,050,000   Syracuse IDA (Jewish Home of Central NY)                        7.375        03/01/2031             2,193,398
------------------------------------------------------------------------------------------------------------------------------
        75,000   Taconic Hills Central School District at Craryville             5.000        06/15/2026                76,547
------------------------------------------------------------------------------------------------------------------------------
     7,500,000   Tobacco Settlement Financing Corp. (TASC)                       5.500        06/01/2019             7,994,175
------------------------------------------------------------------------------------------------------------------------------
    13,825,000   Tobacco Settlement Financing Corp. (TASC)                       5.500        06/01/2021            14,668,187
------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Tompkins County IDA (Ithacare Center)                           6.200        02/01/2037             3,868,500
------------------------------------------------------------------------------------------------------------------------------
        40,000   Tompkins Health Care Corp. (Reconstruction Home)               10.800        02/01/2007                40,711


                         43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       60,000   Tompkins Health Care Corp. (Reconstruction Home)               10.800%       02/01/2028      $         65,679
------------------------------------------------------------------------------------------------------------------------------
       525,000   Tonawanda Senior Citizen Hsg. Corp.                             6.500        12/01/2010               529,011
------------------------------------------------------------------------------------------------------------------------------
        25,000   Triborough Bridge & Tunnel Authority                            5.000        01/01/2032                25,269
------------------------------------------------------------------------------------------------------------------------------
    18,940,000   Triborough Bridge & Tunnel Authority 3                          5.000        11/15/2032            19,222,774
------------------------------------------------------------------------------------------------------------------------------
     8,265,000   Triborough Bridge & Tunnel Authority RITES                      7.423 4      01/01/2027             8,813,135
------------------------------------------------------------------------------------------------------------------------------
     4,190,000   Triborough Bridge & Tunnel Authority RITES                      7.423 4      01/01/2032             4,435,366
------------------------------------------------------------------------------------------------------------------------------
     5,400,000   Triborough Bridge & Tunnel Authority, Series A                  5.000        11/15/2035             5,507,082
------------------------------------------------------------------------------------------------------------------------------
    57,750,000   TSASC, Inc. (TFABs) RITES 3                                     5.759 4      06/01/2034            54,279,803
------------------------------------------------------------------------------------------------------------------------------
    74,545,000   TSASC, Inc. (TFABs) RITES                                       6.033 4      06/01/2042            69,862,083
------------------------------------------------------------------------------------------------------------------------------
     7,335,000   TSASC, Inc. (TFABs) RITES                                       6.033 4      06/01/2042             6,874,215
------------------------------------------------------------------------------------------------------------------------------
    33,750,000   TSASC, Inc. (TFABs) ROLs 9                                      6.152 4      06/01/2042            32,336,550
------------------------------------------------------------------------------------------------------------------------------
       995,000   UCP/HCA  of Chemung County                                      6.600        08/01/2022             1,026,870
------------------------------------------------------------------------------------------------------------------------------
     1,805,000   Ulster County IDA (Brooklyn Bottling)                           8.600        06/30/2022             1,820,433
------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Ulster County IDA (Kingston Hospital)                           5.650        11/15/2024             4,108,280
------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Ulster County IDA (Mid-Hudson Family Health Services)           5.350        07/01/2023             1,498,973
------------------------------------------------------------------------------------------------------------------------------
     3,005,000   Ulster County Tobacco Asset Securitization Corp.                0.000 6      06/01/2040             2,535,950
------------------------------------------------------------------------------------------------------------------------------
     2,865,000   Ulster County Tobacco Asset Securitization Corp.                6.000        06/01/2040             2,989,971
------------------------------------------------------------------------------------------------------------------------------
     2,175,000   Ulster County Tobacco Asset Securitization Corp. 1              6.250        06/01/2025             2,311,177
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   United Nations Devel. Corp., Series A                           5.250        07/01/2026             2,030,280
------------------------------------------------------------------------------------------------------------------------------
        25,000   Upper Mohawk Valley Regional Water Finance Authority            5.125        10/01/2026                25,531
------------------------------------------------------------------------------------------------------------------------------
       500,000   Utica GO                                                        6.100        01/15/2013               528,480
------------------------------------------------------------------------------------------------------------------------------
     3,550,000   Utica IDA (Utica College Civic Facility)                        6.850        12/01/2031             3,837,692
------------------------------------------------------------------------------------------------------------------------------
       375,000   Watervliet Hsg. Authority (Colonie Senior Service Center)       5.875        06/01/2018               361,301
------------------------------------------------------------------------------------------------------------------------------
    10,800,000   Watervliet Hsg. Authority (Colonie Senior Service Center)       6.125        06/01/2038            10,099,512
------------------------------------------------------------------------------------------------------------------------------
     2,590,000   Wayne County IDA (ARC)                                          8.375        03/01/2018             2,594,947
------------------------------------------------------------------------------------------------------------------------------
       300,000   Westchester County Healthcare Corp., Series A                   5.875        11/01/2025               303,099
------------------------------------------------------------------------------------------------------------------------------
     1,870,000   Westchester County IDA (Beth Abraham Hospital)                  8.375        12/01/2025             1,925,090
------------------------------------------------------------------------------------------------------------------------------
        90,000   Westchester County IDA (Children's Village)                     5.375        03/15/2019                91,205
------------------------------------------------------------------------------------------------------------------------------
     4,290,000   Westchester County IDA (Children's Village)                     6.000        06/01/2022             4,412,136
------------------------------------------------------------------------------------------------------------------------------
     1,215,000   Westchester County IDA (Clearview School)                       7.250        01/01/2035             1,259,250
------------------------------------------------------------------------------------------------------------------------------
     1,300,000   Westchester County IDA (Guiding Eyes for the Blind)             5.375        08/01/2024             1,318,538
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Westchester County IDA (Hebrew Hospital Senior Hsg.)            7.375        07/01/2030             2,142,980
------------------------------------------------------------------------------------------------------------------------------
     1,560,000   Westchester County IDA (JDAM)                                   6.750        04/01/2016             1,596,660
------------------------------------------------------------------------------------------------------------------------------
     3,325,000   Westchester County IDA (Lawrence Hospital)                      5.000        01/01/2028             3,266,979
------------------------------------------------------------------------------------------------------------------------------
       820,000   Westchester County IDA (Lawrence Hospital)                      5.125        01/01/2018               827,577
------------------------------------------------------------------------------------------------------------------------------
     1,275,000   Westchester County IDA
                 (Living Independently for the Elderly)                          5.375        08/20/2021             1,336,455
------------------------------------------------------------------------------------------------------------------------------
     3,035,000   Westchester County IDA
                 (Living Independently for the Elderly)                          5.400        08/20/2032             3,166,871
------------------------------------------------------------------------------------------------------------------------------
     1,580,000   Westchester County IDA (Rippowam-Cisqua School)                 5.750        06/01/2029             1,616,530
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Westchester County IDA (Schnurmacher Center)                    6.500        11/01/2013             1,050,430
------------------------------------------------------------------------------------------------------------------------------
     1,710,000   Westchester County IDA (Schnurmacher Center)                    6.500        11/01/2033             1,793,448


                         44 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      130,000   Westchester County IDA (Westchester Airport Assoc.)             5.950%       08/01/2024      $        130,189
------------------------------------------------------------------------------------------------------------------------------
     2,590,000   Westchester County IDA (Winward School)                         5.250        10/01/2031             2,643,950
------------------------------------------------------------------------------------------------------------------------------
    76,375,000   Westchester County Tobacco Asset Securitization Corp.           0.000 6      07/15/2039            78,632,645
------------------------------------------------------------------------------------------------------------------------------
       300,000   Westchester County Tobacco Asset Securitization Corp.           5.125        06/01/2038               294,438
------------------------------------------------------------------------------------------------------------------------------
     4,250,000   Westchester County Tobacco Asset Securitization Corp.           5.669 4      06/01/2038             4,092,410
------------------------------------------------------------------------------------------------------------------------------
    21,325,000   Westchester County Tobacco Asset
                 Securitization Corp. RITES                                      5.669 4      06/01/2038            20,534,269
------------------------------------------------------------------------------------------------------------------------------
       675,000   Westchester County Tobacco Asset
                 Securitization Corp. RITES                                      5.669 4      06/01/2038               649,971
------------------------------------------------------------------------------------------------------------------------------
     6,325,000   Westchester County Tobacco Asset
                 Securitization Corp. RITES                                      5.669 4      06/01/2045             6,053,088
------------------------------------------------------------------------------------------------------------------------------
    13,340,000   Westchester County Tobacco Asset
                 Securitization Corp. RITES                                      7.001 4      06/01/2045            12,479,837
------------------------------------------------------------------------------------------------------------------------------
     1,400,000   Yates County IDA (Keuka College)                                8.750        08/01/2015             1,505,742
------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Yates County IDA (SSMH)                                         5.650        02/01/2039             3,945,375
------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Yonkers GO                                                      5.000        08/01/2030             6,147,240
------------------------------------------------------------------------------------------------------------------------------
     4,500,000   Yonkers GO                                                      5.000        08/01/2035             4,590,360
------------------------------------------------------------------------------------------------------------------------------
     4,685,000   Yonkers IDA (Hudson Scenic Studio)                              6.625        11/01/2019             4,775,795
------------------------------------------------------------------------------------------------------------------------------
     4,445,000   Yonkers IDA (Monastery Manor Associates)                        5.250        04/01/2037             4,548,924
------------------------------------------------------------------------------------------------------------------------------
     1,590,000   Yonkers IDA (Philipsburgh Hall Associates)                      7.500        11/01/2030             1,421,810
------------------------------------------------------------------------------------------------------------------------------
     2,515,000   Yonkers IDA (St. John's Riverside Hospital)                     7.125        07/01/2031             2,605,213
------------------------------------------------------------------------------------------------------------------------------
     1,700,000   Yonkers IDA (St. Joseph's Hospital)                             5.900        03/01/2008             1,695,410
------------------------------------------------------------------------------------------------------------------------------
     2,810,000   Yonkers IDA (St. Joseph's Hospital)                             8.500        12/30/2013             2,826,663
------------------------------------------------------------------------------------------------------------------------------
     3,225,000   Yonkers IDA (Westchester School)                                8.750        12/30/2023             3,325,072
------------------------------------------------------------------------------------------------------------------------------
       800,000   Yonkers Parking Authority                                       6.000        06/15/2018               830,640
------------------------------------------------------------------------------------------------------------------------------
     1,215,000   Yonkers Parking Authority                                       6.000        06/15/2024             1,245,776
                                                                                                              ----------------
                                                                                                                 7,258,135,025
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--15.4%
     2,995,000   Guam EDA (Harmon Village Apartments) 1,5                        9.375        11/01/2018                    --
------------------------------------------------------------------------------------------------------------------------------
     2,435,000   Guam EDA (Royal Socio Apartments) 5                             9.500        11/01/2018             2,113,970
------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Guam Government Waterworks Authority
                 & Wastewater System                                             5.875        07/01/2035             3,123,330
------------------------------------------------------------------------------------------------------------------------------
       290,000   Guam Power Authority, Series A                                  5.250        10/01/2023               281,175
------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Guam Power Authority, Series A                                  5.250        10/01/2034            18,702,000
------------------------------------------------------------------------------------------------------------------------------
    18,595,000   Northern Mariana Islands Ports Authority, Series A              6.600        03/15/2028            20,138,757
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Northern Mariana Islands, Series A                              6.000        06/01/2020             1,043,710
------------------------------------------------------------------------------------------------------------------------------
     7,695,000   Northern Mariana Islands, Series A                              6.250        03/15/2028             7,920,387
------------------------------------------------------------------------------------------------------------------------------
    10,000,000   Northern Mariana Islands, Series A                              7.375        06/01/2030            10,859,400
------------------------------------------------------------------------------------------------------------------------------
       375,000   Puerto Rico Aqueduct & Sewer Authority                          5.000        07/01/2015               377,873
------------------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico Commonwealth GO                                     5.000        07/01/2026                20,319
------------------------------------------------------------------------------------------------------------------------------
    14,000,000   Puerto Rico Commonwealth GO                                     5.000        07/01/2027            14,004,060
------------------------------------------------------------------------------------------------------------------------------
    17,010,000   Puerto Rico Commonwealth GO                                     5.000        07/01/2029            17,037,726


                         45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   48,655,000   Puerto Rico Commonwealth GO                                     5.000%       07/01/2033      $     48,669,110
------------------------------------------------------------------------------------------------------------------------------
    41,600,000   Puerto Rico Commonwealth GO                                     5.000        07/01/2034            41,600,000
------------------------------------------------------------------------------------------------------------------------------
     5,605,000   Puerto Rico Commonwealth GO                                     5.125        07/01/2031             5,636,892
------------------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Electric Power Authority                            5.250        07/01/2029                72,678
------------------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico Electric Power Authority, Series II                 5.125        07/01/2026                72,349
------------------------------------------------------------------------------------------------------------------------------
     2,750,000   Puerto Rico Electric Power Authority, Series NN                 5.125        07/01/2024             2,819,053
------------------------------------------------------------------------------------------------------------------------------
       120,000   Puerto Rico Electric Power Authority, Series NN                 5.125        07/01/2029               121,939
------------------------------------------------------------------------------------------------------------------------------
       750,000   Puerto Rico HBFA                                                6.250        04/01/2029               761,145
------------------------------------------------------------------------------------------------------------------------------
        80,000   Puerto Rico HFC                                                 5.100        12/01/2018                80,806
------------------------------------------------------------------------------------------------------------------------------
     1,920,000   Puerto Rico HFC                                                 5.500        12/01/2023             1,980,307
------------------------------------------------------------------------------------------------------------------------------
     9,515,000   Puerto Rico Highway & Transportation Authority                  5.000        07/01/2028             9,496,065
------------------------------------------------------------------------------------------------------------------------------
       270,000   Puerto Rico Highway & Transportation Authority                  5.750        07/01/2020               287,164
------------------------------------------------------------------------------------------------------------------------------
    25,545,000   Puerto Rico Highway & Transportation Authority,
                 Series G                                                        5.000        07/01/2033            25,552,408
------------------------------------------------------------------------------------------------------------------------------
    87,005,000   Puerto Rico Highway & Transportation Authority,
                 Series G                                                        5.000        07/01/2042            86,644,799
------------------------------------------------------------------------------------------------------------------------------
       165,000   Puerto Rico Highway & Transportation Authority,
                 Series J                                                        5.000        07/01/2034               165,000
------------------------------------------------------------------------------------------------------------------------------
    33,940,000   Puerto Rico Highway & Transportation Authority,
                 Series J                                                        5.125        07/01/2039            34,172,489
------------------------------------------------------------------------------------------------------------------------------
    43,060,000   Puerto Rico Highway & Transportation Authority,
                 Series J                                                        5.125        07/01/2043            43,340,751
------------------------------------------------------------------------------------------------------------------------------
    10,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2025            10,010,800
------------------------------------------------------------------------------------------------------------------------------
    14,175,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2026            14,166,070
------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2027             8,002,880
------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2030             2,003,580
------------------------------------------------------------------------------------------------------------------------------
    73,725,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2035            73,668,969
------------------------------------------------------------------------------------------------------------------------------
    13,960,000   Puerto Rico Highway & Transportation Authority,
                 Series K 3                                                      5.000        07/01/2040            13,903,322
------------------------------------------------------------------------------------------------------------------------------
    95,940,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                        5.000        07/01/2045            95,531,296
------------------------------------------------------------------------------------------------------------------------------
   157,000,000   Puerto Rico Infrastructure                                      5.000        07/01/2041           156,227,560
------------------------------------------------------------------------------------------------------------------------------
     1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375        02/01/2019             1,094,818
------------------------------------------------------------------------------------------------------------------------------
     1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375        12/01/2021             1,605,791
------------------------------------------------------------------------------------------------------------------------------
     5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375        02/01/2029             5,803,130
------------------------------------------------------------------------------------------------------------------------------
     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                  5.500        12/01/2031             6,455,446
------------------------------------------------------------------------------------------------------------------------------
    42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                   6.625        06/01/2026            46,107,032
------------------------------------------------------------------------------------------------------------------------------
     2,970,000   Puerto Rico ITEMECF (Mennonite General Hospital)                5.625        07/01/2017             2,759,160


                         46 | ROCHESTER FUND MUNICIPALS

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$      985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                5.625%       07/01/2027      $        872,612
------------------------------------------------------------------------------------------------------------------------------
     8,745,000   Puerto Rico ITEMECF (Mennonite General Hospital)                6.500        07/01/2018             8,716,229
------------------------------------------------------------------------------------------------------------------------------
    12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                6.500        07/01/2026            12,189,596
------------------------------------------------------------------------------------------------------------------------------
       475,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                   6.400        05/01/2009               475,152
------------------------------------------------------------------------------------------------------------------------------
     2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                   6.600        05/01/2014             2,449,804
------------------------------------------------------------------------------------------------------------------------------
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                   6.700        05/01/2024             5,250,210
------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico ITEMECF
                 (San Lucas & Cristo Redentor Hospitals)                         5.750        06/01/2029             6,104,630
------------------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico ITEMECF (University of the Sacred Heart)            5.250        09/01/2021               507,370
------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Puerto Rico ITEMECF (University of the Sacred Heart)            5.250        09/01/2031             8,066,000
------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Municipal Finance Agency, Series A                  5.250        08/01/2024             5,136,100
------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico Municipal Finance Agency, Series A                  5.250        08/01/2025             1,539,720
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Port Authority (American Airlines), Series A        6.250        06/01/2026               984,390
------------------------------------------------------------------------------------------------------------------------------
    12,470,000   Puerto Rico Port Authority (American Airlines), Series A        6.300        06/01/2023            12,302,154
------------------------------------------------------------------------------------------------------------------------------
     1,940,000   Puerto Rico Public Buildings Authority                          5.000        07/01/2026             1,938,778
------------------------------------------------------------------------------------------------------------------------------
    85,855,000   Puerto Rico Public Buildings Authority                          5.000        07/01/2036            85,788,892
------------------------------------------------------------------------------------------------------------------------------
    52,000,000   Puerto Rico Public Buildings Authority                          5.250        07/01/2029            53,348,880
------------------------------------------------------------------------------------------------------------------------------
    86,800,000   Puerto Rico Public Buildings Authority                          5.250        07/01/2033            88,935,280
------------------------------------------------------------------------------------------------------------------------------
       120,000   Puerto Rico Public Buildings Authority                          5.375        07/01/2033               123,341
------------------------------------------------------------------------------------------------------------------------------
    47,720,000   Puerto Rico Public Finance Corp., Series E                      5.500        08/01/2029            49,219,840
------------------------------------------------------------------------------------------------------------------------------
     9,230,000   University of V.I. , Series A                                   5.375        06/01/2034             9,469,519
------------------------------------------------------------------------------------------------------------------------------
     2,040,000   University of V.I. , Series A                                   6.250        12/01/2029             2,177,272
------------------------------------------------------------------------------------------------------------------------------
     1,250,000   V.I.  Government Refinery Facilities (Hovensa Coker)            6.500        07/01/2021             1,398,550
------------------------------------------------------------------------------------------------------------------------------
        25,000   V.I.  Hsg. Finance Authority, Series A                          6.450        03/01/2016                25,134
------------------------------------------------------------------------------------------------------------------------------
    18,720,000   V.I.  Public Finance Authority (Gross Receipts Taxes Loan)      5.000        10/01/2031            18,625,464
------------------------------------------------------------------------------------------------------------------------------
       550,000   V.I.  Public Finance Authority (Gross Receipts Taxes Loan)      5.000        10/01/2033               559,444
------------------------------------------------------------------------------------------------------------------------------
    27,733,000   V.I.  Public Finance Authority (Hovensa Coker)                  6.500        07/01/2021            31,028,790
------------------------------------------------------------------------------------------------------------------------------
     8,000,000   V.I.  Public Finance Authority (Hovensa Refinery)               6.125        07/01/2022             8,742,880
------------------------------------------------------------------------------------------------------------------------------
    11,700,000   V.I.  Public Finance Authority (Hovensa)                        5.875        07/01/2022            12,648,636
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I.  Public Finance Authority, Series A                        5.250        10/01/2023             1,025,970
------------------------------------------------------------------------------------------------------------------------------
       750,000   V.I.  Public Finance Authority, Series A                        5.250        10/01/2024               770,505
------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I.  Public Finance Authority, Series A                        5.500        10/01/2018             1,025,410
------------------------------------------------------------------------------------------------------------------------------
    16,220,000   V.I.  Public Finance Authority, Series A                        5.500        10/01/2022            16,620,958
------------------------------------------------------------------------------------------------------------------------------
     7,500,000   V.I.  Public Finance Authority, Series A                        5.625        10/01/2025             7,685,625
------------------------------------------------------------------------------------------------------------------------------
        50,000   V.I.  Public Finance Authority, Series A                        5.625        10/01/2025                51,541
------------------------------------------------------------------------------------------------------------------------------
     3,830,000   V.I.  Public Finance Authority, Series E                        6.000        10/01/2022             3,984,847
------------------------------------------------------------------------------------------------------------------------------
     1,575,000   V.I.  Water & Power Authority                                   5.300        07/01/2018             1,591,664
------------------------------------------------------------------------------------------------------------------------------
     3,515,000   V.I.  Water & Power Authority                                   5.300        07/01/2021             3,524,420
------------------------------------------------------------------------------------------------------------------------------
     2,500,000   V.I.  Water & Power Authority                                   5.500        07/01/2017             2,557,954
                                                                                                              ----------------
                                                                                                                 1,301,899,077
                                                                                                              ----------------
Total Municipal Bonds and Notes (Cost $8,377,744,243)                                                            8,560,034,102


                         47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                           VALUE
        AMOUNT                                                                  COUPON          MATURITY            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.1%
-------------------------------------------------------------------------------------------------------------------------------
$    9,000,000   Puerto Rico (Government of) (Cost $9,000,000)                   4.750%       08/01/2006      $      9,000,000

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,386,744,243)--101.0%                                                        8,569,034,102
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.0)                                                                       (81,113,447)
                                                                                                              -----------------
NET ASSETS--100.0%                                                                                            $  8,487,920,655
                                                                                                              =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $46,037,299, which represents 0.54% of the Fund's net assets. See Note 5 of accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

5. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

9. Security is subject to a shortfall and forebearance agreement. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         48 | ROCHESTER FUND MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS          Assoc. for Children with Down Syndrome
ACLD          Adults and Children with Learning and Developmental Disabilities
ADD           Aid to the Developmentally Disabled
ALIA          Alliance of Long Island Agencies
ARC           Association of Retarded Citizens
CCSSVD        Central Council of the Society of St. Vincent dePaul
CFGA          Child and Family Guidance Assoc.
CHSLI         Catholic Health Services of Long Island
CNGCS         Central Nassau Guidance and Counseling Services
COP           Certificates of Participation
CSMR          Community Services for the Mentally Retarded
DA            Dormitory Authority
DDI           Developmental Disabilities Institute
DIAMONDS      Direct Investment of Accrued Municipals
DRIVERS       Derivative Inverse Tax Exempt Receipts
EDA           Economic Development Authority
EFC           Environmental Facilities Corp.
ERDA          Energy Research and Development Authority
FREE          Family Residences and Essential Enterprises
GJSR          Gurwin Jewish Senior Residences
GO            General Obligation
GSHMC         Good Samaritan Hospital Medical Center
HBFA          Housing Bank and Finance Agency
HDC           Housing Development Corp.
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
HH            Harmony Heights, Inc.
HHS           Harmony Heights School
HJDOI         Hospital for Joint Diseases Orthopedic Institute
IDA           Industrial Development Agency
IGHL          Independent Group Home for Living
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
JDAM          Julia Dyckman Andrus Memorial
JFK           John Fitzgerald Kennedy
L.I.          Long Island
LGSC          Local Government Services Corp.
LILCO         Long Island Lighting Corp.
LRRHCF        Loretto Rest Residential Health Care Facility
LVH           Little Village House
MCH           Maryhaven Center of Hope
MMC           Mercy Medical Center
MSH/NYU       Mount Sinai Hospital/New York University
MTA           Metropolitan Transportation Authority
NH&HC         Nursing Home and Health Care
NIMO          Niagara Mohawk Power Corp.
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
NYU           New York University
OBPWC         Ocean Bay Park Water Corp.
P-Floats      Puttable Floats
PSCH          Professional Service Centers for the Handicapped, Inc.
RG&E          Rochester Gas and Electric
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
Res Rec       Resource Recovery Facility
SCCC          Sullivan County Community College
SCHRC         St. Charles Hospital and Rehabilitation Center
SCSB          Schuyler Community Services Board
SCSMC         St. Catherine of Sienna Medical Center
SFH           St. Francis Hospital
SLCD          School for Language and Communication Development
SMCFS         St. Mary's Children and Family Services
SONYMA        State of New York Mortgage Agency
SSMH          Soldiers and Sailors Memorial Hospital
SUNY          State University of New York
SV            Sienna Village
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds
UBF           University of Buffalo Foundation
UCP/HCA       United Cerebral Palsy and Handicapped Children's Assoc.
UCPAGS        United Cerebral Palsy Assoc. of Greater Suffolk
UDC           Urban Development Corp.
V.I.          United States Virgin Islands
WORCA         Working Organization for Retarded Children and Adults
WWH           Wyandach/Wheatley Heights
YMCA          Young Men's Christian Assoc.


                         49 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                  VALUE       PERCENT
------------------------------------------------------------------------------
Highways/Railways                               $ 1,029,201,067          12.0%
Tobacco Settlement Payments                         920,557,020          10.7
General Obligation                                  914,986,676          10.7
Hospital/Health Care                                851,335,293           9.9
Electric Utilities                                  710,078,054           8.3
Airlines                                            637,182,348           7.4
Water Utilities                                     493,756,958           5.8
Marine/Aviation Facilities                          398,874,633           4.7
Adult Living Facilities                             326,309,106           3.8
Multifamily Housing                                 321,422,877           3.8
Higher Education                                    311,224,088           3.6
Not-for-Profit Organization                         308,898,039           3.6
Municipal Leases                                    267,676,568           3.1
Paper, Containers & Packaging                       197,457,722           2.3
Single Family Housing                               136,165,999           1.6
Education                                           123,824,562           1.5
Sales Tax Revenue                                   106,301,945           1.2
Manufacturing, Non-Durable Goods                    100,676,290           1.2
Resource Recovery                                    95,543,286           1.1
Hotels, Restaurants & Leisure                        94,361,768           1.1
Manufacturing, Durable Goods                         74,858,087           0.9
Pollution Control                                    54,364,568           0.6
Parking Fee Revenue                                  27,776,892           0.3
Gas Utilities                                        25,170,554           0.3
Special Assessment                                   24,692,642           0.3
Commercial Banks                                      9,000,000           0.1
Sewer Utilities                                       7,337,060           0.1
                                                ------------------------------
Total                                           $ 8,569,034,102         100.0%
                                                ==============================


                         50 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $8,386,744,243)--see accompanying statement of investments      $ 8,569,034,102
------------------------------------------------------------------------------------------------------------
Cash                                                                                              4,328,987
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        127,331,697
Investments sold                                                                                 43,161,566
Shares of beneficial interest sold                                                               31,288,501
Other                                                                                               106,955
                                                                                            ----------------
Total assets                                                                                  8,775,251,808

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                              214,100,000
Investments purchased (including $34,259,129 purchased on a
when-issued basis or forward commitment)                                                         51,549,736
Shares of beneficial interest redeemed                                                           12,825,023
Dividends                                                                                         3,665,172
Distribution and service plan fees                                                                3,509,213
Trustees' compensation                                                                              947,171
Transfer and shareholder servicing agent fees                                                       256,299
Interest expense                                                                                    183,492
Shareholder communications                                                                          142,434
Other                                                                                               152,613
                                                                                            ----------------
Total liabilities                                                                               287,331,153

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 8,487,920,655
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $ 8,415,672,986
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   486,497
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                   (110,528,687)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      182,289,859
                                                                                            ----------------
NET ASSETS                                                                                  $ 8,487,920,655
                                                                                            ================


                         51 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $6,637,667,664 and 365,474,361 shares of beneficial interest outstanding)                        $ 18.16
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                         $ 19.07
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $917,009,256 and 50,535,754 shares of beneficial interest outstanding)                           $ 18.15
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $918,838,834 and 50,661,239 shares of beneficial interest outstanding)                           $ 18.14
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $14,404,901 and 793,329 shares of beneficial interest outstanding)                        $ 18.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         52 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest                                                                                    $   242,981,348

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                  18,480,280
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           4,640,768
Class B                                                                                           4,640,631
Class C                                                                                           4,062,099
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                             933,159
Class B                                                                                             236,343
Class C                                                                                             175,210
Class Y                                                                                               5,012
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             143,563
Class B                                                                                              37,308
Class C                                                                                              22,872
------------------------------------------------------------------------------------------------------------
Interest expense                                                                                  1,669,522
------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                           1,206,106
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              178,743
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          46,077
------------------------------------------------------------------------------------------------------------
Administration service fees                                                                             750
------------------------------------------------------------------------------------------------------------
Other                                                                                               460,578
                                                                                            ----------------
Total expenses                                                                                   36,939,021

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           206,042,327

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                 50,590,126
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                           (107,365,022)

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $   149,267,431
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         53 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                JUNE 30, 2006       DECEMBER 31,
                                                                                  (UNAUDITED)               2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   206,042,327    $   363,904,169
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  50,590,126         46,938,624
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (107,365,022)       144,752,085
                                                                              -----------------------------------
Net increase in net assets resulting from operations                              149,267,431        555,594,878

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (166,637,446)      (291,978,951)
Class B                                                                           (20,745,653)       (47,112,396)
Class C                                                                           (17,981,870)       (27,548,812)
Class Y                                                                              (364,712)          (536,002)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           744,464,037      1,095,376,031
Class B                                                                           (31,745,717)      (148,156,262)
Class C                                                                           213,354,613        198,527,019
Class Y                                                                             3,052,795          3,090,108

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                    872,663,478      1,337,255,613
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             7,615,257,177      6,278,001,564
                                                                              -----------------------------------

End of period (including accumulated net investment income
of $486,497 and $173,851, respectively)                                       $ 8,487,920,655    $ 7,615,257,177
                                                                              ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         54 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                             YEAR
                                                  ENDED                                                            ENDED
                                          JUNE 30, 2006                                                         DEC. 31,
CLASS A                                     (UNAUDITED)         2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.28     $  17.76     $  17.62     $  17.38     $  17.52     $  17.67
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .48 1        .99 1       1.07 1       1.11         1.08         1.06
Net realized and unrealized gain (loss)            (.12)         .53          .16          .23         (.15)        (.17)
                                               --------------------------------------------------------------------------
Total from investment operations                    .36         1.52         1.23         1.34          .93          .89
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.48)       (1.00)       (1.09)       (1.10)       (1.07)       (1.04)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  18.16     $  18.28     $  17.76     $  17.62     $  17.38     $  17.52
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 2.04%        8.76%        7.25%        8.12%        5.46%        5.14%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)        $  6,638     $  5,937     $  4,699     $  4,228     $  4,299     $  4,073
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $  6,331     $  5,327     $  4,387     $  4,100     $  4,292     $  3,893
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              5.32%        5.44%        6.09%        6.49%        6.18%        5.97%
Total expenses                                     0.73%        0.73%        0.72%        0.71%        0.72%        0.72%
Expenses after payments and waivers
and reduction to custodian expenses                0.73%        0.73%        0.72%        0.71%        0.71%        0.70%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              24%          29%          14%          18%          29%          11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         55 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                             YEAR
                                                  ENDED                                                            ENDED
                                          JUNE 30, 2006                                                         DEC. 31,
CLASS B                                     (UNAUDITED)         2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.26     $  17.75     $  17.60     $  17.36     $  17.51     $  17.66
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .40 1        .83 1        .91 1        .96          .93          .91
Net realized and unrealized gain (loss)            (.11)         .52          .18          .23         (.16)        (.17)
                                               --------------------------------------------------------------------------
Total from investment operations                    .29         1.35         1.09         1.19          .77          .74
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.40)        (.84)        (.94)        (.95)        (.92)        (.89)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  18.15     $  18.26     $  17.75     $  17.60     $  17.36     $  17.51
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 1.65%        7.77%        6.40%        7.19%        4.50%        4.25%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)        $    917     $    955     $  1,073     $  1,231     $  1,342     $  1,157
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $    936     $  1,006     $  1,130     $  1,259     $  1,275     $    997
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              4.45%        4.60%        5.23%        5.62%        5.32%        5.10%
Total expenses                                     1.61%        1.60%        1.59%        1.58%        1.58%        1.58%
Expenses after payments and waivers
and reduction to custodian expenses                1.61%        1.60%        1.59%        1.58%        1.57%        1.56%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              24%          29%          14%          18%          29%          11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         56 | ROCHESTER FUND MUNICIPALS

                                             SIX MONTHS                                                             YEAR
                                                  ENDED                                                            ENDED
                                          JUNE 30, 2006                                                         DEC. 31,
CLASS C                                     (UNAUDITED)         2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.25     $  17.74     $  17.59     $  17.36     $  17.50     $  17.66
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .40 1        .82 1        .91 1        .96          .93          .91
Net realized and unrealized gain (loss)            (.11)         .53          .18          .22         (.15)        (.18)
                                               --------------------------------------------------------------------------
Total from investment operations                    .29         1.35         1.09         1.18          .78          .73
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.40)        (.84)        (.94)        (.95)        (.92)        (.89)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  18.14     $  18.25     $  17.74     $  17.59     $  17.36     $  17.50
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 1.65%        7.78%        6.40%        7.14%        4.57%        4.19%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)        $    919     $    712     $    498     $    443     $    471     $    429
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $    821     $    600     $    459     $    436     $    460     $    356
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              4.44%        4.56%        5.22%        5.62%        5.32%        5.09%
Total expenses                                     1.59%        1.59%        1.59%        1.58%        1.58%        1.57%
Expenses after payments and waivers
and reduction to custodian expenses                1.59%        1.59%        1.59%        1.58%        1.57%        1.55%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              24%          29%          14%          18%          29%          11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         57 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                             YEAR
                                                  ENDED                                                            ENDED
                                          JUNE 30, 2006                                                         DEC. 31,
CLASS Y                                     (UNAUDITED)         2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.28     $  17.76     $  17.61     $  17.38     $  17.52     $  17.67
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .49 1       1.01 1       1.10 1       1.14         1.10         1.08
Net realized and unrealized gain (loss)            (.12)         .54          .17          .21         (.15)        (.17)
                                               --------------------------------------------------------------------------
Total from investment operations                    .37         1.55         1.27         1.35          .95          .91
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.49)       (1.03)       (1.12)       (1.12)       (1.09)       (1.06)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  18.16     $  18.28     $  17.76     $  17.61     $  17.38     $  17.52
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 2.09%        8.93%        7.50%        8.16%        5.57%        5.25%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)        $     14     $     11     $      8     $      9     $     12     $     12
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $     14     $     10     $      8     $     11     $     12     $     12
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              5.43%        5.59%        6.27%        6.79%        6.30%        6.08%
Total expenses                                     0.62%        0.58%        0.55%        0.61%        0.62%        0.62%
Expenses after payments and waivers
and reduction to custodian expenses                0.62%        0.58%        0.55%        0.61%        0.61%        0.60%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              24%          29%          14%          18%          29%          11%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         58 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such


                         59 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $34,259,129 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $748,891,230 as of June 30, 2006, which represents 8.53% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.


                         60 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $2,277,620, representing 0.03% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $101,675,033 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2006, it is estimated that the Fund will utilize $50,590,126 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $46,836,026 of capital loss carryforward to offset capital gains realized in that fiscal year.


                         61 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                  EXPIRING
                  ---------------------------
                  2007          $   4,715,388
                  2008             48,591,026
                  2011             68,625,845
                  2012             30,332,900
                                -------------
                  Total         $ 152,265,159
                                =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2006, the Fund's projected benefit obligations were increased by $121,597 and payments of $32,022 were made to retired trustees, resulting in an accumulated liability of $887,248 as of June 30, 2006.

      In January 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October 1995, provides that no independent trustee of the Fund who is elected after September 1995 may be eligible to receive benefits there under. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2006, benefit obligations were decreased by $23,625 and payments of $16,875 were made to retired trustees. As of June 30, 2006, the Fund had recognized an accumulated liability of $23,625.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.


                         62 | ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemp- tion activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED JUNE 30, 2006         YEAR ENDED DECEMBER 31, 2005
                                     SHARES             AMOUNT           SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                             56,380,443    $ 1,031,972,204       81,186,227    $  1,474,103,085
Dividends and/or
distributions reinvested          5,286,582         96,663,857        9,259,591         167,949,635
Redeemed                        (21,009,247)      (384,172,024)     (30,153,301)       (546,676,689)
                                --------------------------------------------------------------------
Net increase                     40,657,778    $   744,464,037       60,292,517    $  1,095,376,031
                                ====================================================================


                         63 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                SIX MONTHS ENDED JUNE 30, 2006         YEAR ENDED DECEMBER 31, 2005
                                     SHARES             AMOUNT           SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS B
Sold                              2,937,521    $    53,720,191        5,442,524    $     98,607,100
Dividends and/or
distributions reinvested            663,782         12,129,298        1,539,288          27,866,258
Redeemed                         (5,340,324)       (97,595,206)     (15,183,742)       (274,629,620)
                                 -------------------------------------------------------------------
Net decrease                     (1,739,021)   $   (31,745,717)      (8,201,930)   $   (148,156,262)
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                             13,755,035    $   251,450,977       13,663,235    $    247,879,967
Dividends and/or
distributions reinvested            645,599         11,785,806          976,736          17,694,309
Redeemed                         (2,732,806)       (49,882,170)      (3,702,752)        (67,047,257)
                                 -------------------------------------------------------------------
Net increase                     11,667,828    $   213,354,613       10,937,219    $    198,527,019
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                191,694    $     3,511,766          192,164    $      3,496,989
Dividends and/or
distributions reinvested              3,939             71,965            1,476              26,918
Redeemed                            (29,097)          (530,936)         (23,944)           (433,799)
                                 -------------------------------------------------------------------
Net increase                        166,536    $     3,052,795          169,696    $      3,090,108
                                 ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                           PURCHASES              SALES
        ---------------------------------------------------------------
        Investment securities        $ 2,330,444,428    $ 1,722,362,129

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ------------------------------------------------------
        Up to $100 million of net assets                 0.54%
        Next $150 million of net assets                  0.52
        Next $1.75 billion of net assets                 0.47
        Next $3 billion of net assets                    0.46
        Next $3 billion of net assets                    0.45
        Over $8 billion of net assets                    0.44

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000


                         64 | ROCHESTER FUND MUNICIPALS
for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2006, the Fund paid $1,206,127 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $1,339,748 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B and Class C shares were $36,374,158 and $18,093,092, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                         65 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
SIX MONTHS             RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                  DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------
June 30, 2006           $2,187,892         $150,004         $837,871         $129,606

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to 10% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1865% as of June 30, 2006). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

      For the six months ended June 30, 2006, the average daily loan balance was $71,909,392 at an average daily interest rate of 4.668%. The Fund had borrowings outstanding of


                         66 | ROCHESTER FUND MUNICIPALS

$214,100,000 at June 30, 2006 at an interest rate of 5.1865%. The Fund had gross borrowings and gross loan repayments of $968,500,000 and $779,000,000, respectively, during the six months ended June 30, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended June 30, 2006 was $214,100,000. The Fund paid $247,474 in fees and $1,637,383 in interest during the six months ended June 30, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         67 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         68 | ROCHESTER FUND MUNICIPALS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.

      The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of

06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006